                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04782

                               HSBC INVESTOR FUNDS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219


Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
'SS' 3507.


ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in 'SS''SS' 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC INVESTOR LIMITED MATURITY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIO (100.2%)

HSBC Investor Limited Maturity Portfolio                                             33,379,468
                                                                                  -------------

TOTAL INVESTMENTS (COST $33,508,982) - 100.2%                                        33,379,468
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR BOND FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIO (100.2%)

HSBC Investor Fixed Income Portfolio                                                 24,679,698
                                                                                  -------------

TOTAL INVESTMENTS (COST $24,676,019) - 100.2%                                        24,679,698
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIO (100.1%)

HSBC Investor Growth Portfolio                                                       37,509,721
                                                                                  -------------

TOTAL INVESTMENTS (COST $33,121,360) - 100.1%                                        37,509,721
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIO (100.1%)

HSBC Investor Value Portfolio                                                        42,756,363
                                                                                  -------------

TOTAL INVESTMENTS (COST $36,785,074) - 100.1%                                        42,756,363
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OVERSEAS EQUITY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIO (100.1%)

HSBC Investor International Equity Portfolio                                         23,320,914
                                                                                  -------------

TOTAL INVESTMENTS (COST $19,958,490) - 100.1%                                        23,320,914
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIO (100.2%)

HSBC Investor Small Cap Equity Portfolio                                             29,260,095
                                                                                  -------------

TOTAL INVESTMENTS (COST $24,266,662) - 100.2%                                        29,260,095
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIOS (99.0%)

HSBC Investor International Equity Portfolio                                            237,727
HSBC Investor Small Cap Equity Portfolio                                                351,297
HSBC Investor Value Portfolio                                                           215,189
HSBC Investor Growth Portfolio                                                          215,834
HSBC Investor Money Market Fund Class Y Shares                                           10,299
                                                                                  -------------

TOTAL INVESTMENTS (COST $965,178) - 99.0%                                             1,030,346
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH STRATEGY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIOS (98.9%)

HSBC Investor Fixed Income Portfolio                                                    666,840
HSBC Investor International Equity Portfolio                                            787,764
HSBC Investor Small Cap Equity Portfolio                                                787,465
HSBC Investor Value Portfolio                                                           820,132
HSBC Investor Growth Portfolio                                                          822,527
HSBC Investor Money Market Fund Class Y Shares                                           39,255
                                                                                  -------------

TOTAL INVESTMENTS (COST $3,728,762) - 98.9%                                           3,923,983
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIOS (98.2%)

HSBC Investor Fixed Income Portfolio                                                  1,501,338
HSBC Investor International Equity Portfolio                                            729,636
HSBC Investor Small Cap Equity Portfolio                                                534,898
HSBC Investor Value Portfolio                                                           867,878
HSBC Investor Growth Portfolio                                                          918,960
HSBC Investor Money Market Fund Class Y Shares                                          290,688
                                                                                  -------------

TOTAL INVESTMENTS (COST $4,654,814) - 98.2%                                           4,843,398
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIOS (99.7%)

HSBC Investor Fixed Income Portfolio                                                    333,242
HSBC Investor International Equity Portfolio                                            167,344
HSBC Investor Small Cap Equity Portfolio                                                 83,644
HSBC Investor Limited Maturity Portfolio                                                249,901
HSBC Investor Value Portfolio                                                           248,825
HSBC Investor Growth Portfolio                                                          249,594
HSBC Investor Money Market Fund Class Y Shares                                          333,377
                                                                                  -------------

TOTAL INVESTMENTS (COST $1,628,869) - 99.7%                                           1,665,927
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                                    VALUE($)
                                                                                  -------------
INVESTMENT IN MASTER PORTFOLIOS (100.0%)

HSBC Investor Fixed Income Portfolio                                                    218,282
HSBC Investor International Equity Portfolio                                             35,073
HSBC Investor Limited Maturity Portfolio                                                218,258
HSBC Investor Value Portfolio                                                            69,543
HSBC Investor Growth Portfolio                                                           69,751
HSBC Investor Money Market Fund Class Y Shares                                          262,025
                                                                                  -------------

TOTAL INVESTMENTS (COST $864,499) - 100.0%                                              872,932
                                                                                  =============

_____________
Percentages indicated are based on net assets at July 31, 2005.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
MUNICIPAL BONDS (93.4%)
NEW YORK (86.7%)
Brookhaven, New York GO (FGIC                                        500,000            525,775
Insured), 5.50%, 10/1/12, ECON Defeased
to Call, 10/01/06 @ 102

Buffalo, New York Fiscal Stability                                   500,000            557,280
Authority (FSA Insured), 5.25%, 8/15/13

Corning City, New York School District                               930,000            954,245
GO (FSA Insured), 4.00%, 6/15/08

Corning City, New York School District                               790,000            841,595
GO (FSA Insured), 5.00%, 6/15/09

Erie County, New York GO (FGIC                                       250,000            256,028
Insured), 5.375%, 6/15/07

Grand Central New York District                                      400,000            405,576
Management, 4.00%, 1/1/07

Metropolitan Transportation Authority of                           1,145,000          1,223,443
New York Revenue (FGIC Insured),
5.25%, 7/1/17, Prerefunded 7/1/08 @ 100.5

Metropolitan Transportation Authority of                           1,000,000          1,162,040
New York Revenue (FGIC Insured),
5.50%, 11/15/19

Metropolitan Transportation Authority of                           1,625,000          1,695,476
New York Revenue (FSA Insured),
5.00%, 11/15/32, Callable 11/15/12 @ 100

Metropolitan Transportation Authority of                             480,000            533,870
New York Revenue (MBIA Insured),
5.50%, 1/1/19, Callable 7/1/12 @ 100

Metropolitan Transportation Authority of                             285,000            316,835
New York Revenue, Escrowed to
Maturity, 5.75%, 7/1/13

Monroe County, New York, Airport                                   1,240,000          1,338,617
Authority Revenue, AMT (MBIA
Insured), 5.625%, 1/1/10

Monroe County, New York, Airport                                     750,000            836,228
Authority Revenue, AMT (MBIA
Insured), 5.75%, 1/1/14

Nassau County New York, Series S                                   2,900,000          3,027,687
(AMBAC Insured), 5.125%, 3/1/13,
Prerefunded 03/01/06 @ 103

New York City GO, 5.00%, 8/1/05                                    1,000,000          1,000,130

New York City GO, 5.00%, 8/1/08                                      990,000          1,041,836

New York City GO, 5.00%, 8/1/14                                      200,000            216,366

New York City GO, 6.00%, 8/1/14,                                     980,000          1,042,348
Callable 8/1/07 @ 101

New York City GO, 6.00%, 8/1/14,                                      20,000             21,414
Prerefunded 8/1/07 @ 101

New York City Housing Development                                    100,000            104,320
Corp. Revenue, AMT, 5.60%, 11/1/19

New York City Industrial Development                               1,000,000          1,071,900
Agency (FSA Insured), 5.00%, 11/15/19,
Callable 5/1/13 @ 100

New York City Municipal Assistance                                   735,000            757,065
Corp. Revenue, 6.00%, 7/1/06, (Econ
Defeased to Maturity)

New York City Municipal Water                                      1,250,000          1,302,800
Authority Revenue, 5.00%, 6/15/34,
Callable 6/15/13 @ 100

New York City Municipal Water                                      1,000,000          1,048,390
Finance Authority, 5.00%, 6/15/36,
Callable 12/15/14 @ 100

New York City Transitional Finance                                   400,000            433,580
Authority Revenue, 5.25%, 5/1/17,
Callable 5/1/11 @ 100

New York City Transitional Finance                                 1,540,000          1,659,504
Authority Revenue, 5.25%, 2/1/29,
Callable 2/1/11 @ 100

New York NY Series G, 5.00%, 12/1/13                               1,000,000          1,079,460

New York State Dormitory Authority                                 1,000,000          1,018,680
Revenue, City University, 5.00%, 7/1/06

New York State Dormitory Authority                                 1,000,000          1,012,380
Revenue, Columbia University, 4.00%, 7/1/06

New York State Dormitory Authority                                 1,000,000          1,035,790
Revenue, Columbia University, 5.00%,
7/1/29, Mandatory put 7/1/07 @ 100

New York State Dormitory Authority                                   350,000            389,347
Revenue, Cooper Union (MBIA Insured),
6.00%, 7/1/19, Callable 7/1/09 @ 101


New York State Dormitory Authority                                   500,000            546,890
Revenue, Department of Health, 5.25%,
7/1/16, Callable 7/1/14 @ 100

New York State Dormitory Authority                                 1,000,000          1,096,630
Revenue, Master Boces PG (FSA
Insured), 5.25%, 8/15/19, Callable
8/15/12 @ 100

New York State Dormitory Authority                                   225,000            259,497
Revenue, Mental Health, 6.50%, 8/15/11

New York State Dormitory Authority                                    15,000             15,887
Revenue, Mental Health, 5.50%, 8/15/17,
Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                                   985,000          1,036,230
Revenue, Mental Health, 5.50%, 8/15/17,
Partially Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                                   750,000            819,225
Revenue, New York Presbyterian Hospital
(AMBAC Insured), 5.50%, 8/1/10

New York State Dormitory Authority                                   500,000            576,730
Revenue, New York University (AMBAC
Insured), 5.50%, 7/1/18

New York State Dormitory Authority                                 1,120,000          1,131,827
Revenue, NY State Rehabilitation
Association (CIFG Group Insured),
4.00%, 7/1/06

New York State Dormitory Authority                                   475,000            470,963
Revenue, NYSARC (FSA Insured),
2.00%, 7/1/06

New York State Dormitory Authority                                 1,460,000          1,610,088
Revenue, NYSARC (FSA Insured),
5.25%, 7/1/18, Callable 7/1/12 @ 101

New York State Dormitory Authority                                   500,000            533,645
Revenue, Rockefeller University, 5.25%,
7/1/13, Callable 7/1/08 @ 101

New York State Dormitory Authority                                   595,000            626,166
Revenue, School District Board
Financing, 5.00%, 7/1/08

New York State Dormitory Authority                                   500,000            515,260
Revenue, School District Rescue, 5.00%, 4/1/07

New York State Dormitory Authority                                 1,300,000          1,507,713
Revenue, Sloan Kettering Institute (MBIA
 Insured), 5.50%, 7/1/23

New York State Environmental                                          15,000             16,613
Facscorp, 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Environmental                                         570,000            631,275
Facscorp, 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Environmental                                         415,000            454,757
Facscorp, 5.70%, 1/15/14, Callable
7/15/09 @ 101

New York State Mortgage Agency                                     1,000,000          1,036,340
Revenue, AMT, 5.60%, 10/1/14, Callable
9/1/07 @ 101.5

New York State Municipal Bond Bank                                   850,000            946,169
Revenue, 5.50%, 12/1/12

New York State Thruway Authority                                     300,000            311,613
Revenue, Highway & Bridge (FGIC
Insured), 5.25%, 4/1/07

New York State Thruway Authority                                   1,000,000          1,106,980
Revenue, Highway & Bridge (FGIC
Insured), 5.50%, 4/1/17, Callable 4/1/11 @ 101

New York State Thruway Authority                                   1,000,000          1,065,070
Revenue, Highway & Bridge (MBIA
Insured), 5.00%, 4/1/22, Callable 4/1/14 @ 100

New York State Thruway Authority,                                    500,000            560,305
Personal Income Tax Revenue, 5.50%,
3/15/20, Callable 3/15/12 @ 100

New York State Thruway Authority,                                    645,000            703,747
Personal Income Tax Revenue (FSA
Insured), 5.00%, 3/15/13

New York State Thruway Authority,                                  1,400,000          1,498,714
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/19, Callable
3/15/13 @ 100

New York State Thruway Authority,                                    500,000            533,035
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/21, Callable
3/15/13 @ 100

New York State Thruway Authority,                                  1,000,000          1,099,600
Service Contract Revenue, 5.50%, 4/1/11

New York State Urban Development                                     885,000            942,649
Corp., 5.125%, 1/1/22, Callable 7/1/14 @ 100

New York State Urban Development                                     500,000            559,615
Corp. Revenue, 5.75%, 4/1/12

New York State Urban Development                                   1,000,000          1,066,740
Corp. Revenue, 5.75%, 4/1/12,
Prerefunded 4/1/07 @ 102

New York State Urban Development                                     175,000            190,824
Corp. Revenue, 5.125%, 1/1/25,
Prerefunded 1/1/11 @ 100

New York State Urban Development                                     500,000            552,385
Corp. Revenue, Series A (MBIA Insured),
6.50%, 1/1/09

Onondaga County, New York Water                                      300,000            325,086
Authority Revenue (FSA Insured), 5.00%,
9/15/14, Callable 9/15/10 @ 101

Onondaga County, New York Water                                      665,000            717,641
Authority Revenue (FSA Insured), 5.00%,
9/15/15, Callable 9/15/10 @ 101

Port Authority of New York & New                                     795,000            837,175
Jersey Revenue, 5.00%, 9/1/27, Callable
9/1/13 @ 100

Port Authority of New York & New                                   1,100,000          1,259,367
Jersey Revenue, 5.375%, 3/1/28

Port Authority of New York & New                                     500,000            536,830
Jersey Special Obligation Revenue, AMT
(MBIA Insured), 5.75%, 12/1/22, Callable
12/1/07 @ 102

Suffolk County, New York (FSA                                        515,000            565,851
Insured), 5.25%, 5/1/12

Suffolk County, New York (FSA                                        100,000            111,437
Insured), 5.25%, 5/1/15

Tobacco Settlement Corp., 5.00%, 6/1/06                            1,000,000          1,017,830

Tobacco Settlement Corp., Series C-1,                              1,000,000          1,098,610
5.50%, 6/1/21, Callable 6/1/13 @ 100

Webster, New York Central School                                     500,000            548,070
District GO (FSA Insured), 5.00%, 6/15/14

Yonkers New York, Series E (MBIA                                     750,000            817,268
Insured), 5.00%, 12/1/14                                                          -------------

                                                                                     59,768,352
                                                                                  -------------

PUERTO RICO (6.7%)
Puerto Rico Commonwealth, Highway                                  1,000,000          1,088,300
and Transportation (MBIA Insured),
5.00%, 9/15/17, Callable 3/15/14 @ 100

Puerto Rico Electric Power Authority                               1,000,000          1,138,000
Revenue (MBIA Insured), 5.25%, 7/1/22

Puerto Rico Public Buildings Authority                               700,000            748,825
Revenue, 5.25%, 7/1/33, Callable 7/1/14 @ 100

Puerto Rico Public Finance Corp.                                   1,000,000          1,093,420
Revenue (MBIA Insured), 5.25%, 8/1/29,
Callable 7/1/10 @ 101

Puerto Rico Publishing Finance Corp.                                 500,000            573,360
Revenue (AMBAC Insured), 5.375%, 6/1/18                                           -------------

                                                                                      4,641,905
                                                                                  -------------
TOTAL MUNICIPAL BONDS (COST $61,761,467)                                             64,410,257
                                                                                  -------------

VARIABLE RATE DEMAND NOTES* (4.5%)
NEW YORK (4.5%)

New York City Housing Development                                  2,100,000          2,100,000
Corp. Multifamily Revenue, East 165th
Street, AMT (LOC Citibank N.A.),
2.36%, 6/1/36

New York State Mortgage Agency                                     1,000,000          1,000,000
                                                                                  -------------
Revenue, AMT (Dexia Credit Local),
2.36%, 10/1/34

                                                                                      3,100,000
                                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES* (COST $3,100,000)                                   3,100,000
                                                                                  -------------

INVESTMENT COMPANIES (1.5%)
Provident New York Tax-Free Money                                  1,022,118          1,022,118
Market Fund Institutional Shares                                                  -------------

TOTAL INVESTMENT COMPANIES (COST $1,022,118)                                          1,022,118
                                                                                  -------------



TOTAL INVESTMENTS (COST $65,883,585) (a) - 99.4%                                     68,532,375
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH AND INCOME FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                  SHARES            VALUE($)
                                                               -------------      -------------
COMMON STOCKS - 102.1%
AEROSPACE & DEFENSE - 1.4%
United Technologies Corp.                                             32,000          1,622,400
                                                                                  -------------
BIOTECHNOLOGY - 2.3%
Amgen, Inc. (a)                                                       33,600          2,679,600
                                                                                  -------------
CHEMICALS - 4.1%
3M Co.                                                                48,200          3,615,000
Ecolab, Inc.                                                          36,500          1,225,670
                                                                                  -------------
                                                                                      4,840,670
                                                                                  -------------
COMPUTER SOFTWARE - 6.9%
Microsoft Corp.                                                      175,300          4,489,433
NAVTEQ Corp. (a)                                                      29,200          1,283,924
SanDisk Corp. (a)                                                     66,500          2,249,030
                                                                                  -------------
                                                                                      8,022,387
                                                                                  -------------
COMPUTERS - 4.7%
Apple Computer, Inc. (a)                                              29,200          1,245,380
Dell, Inc. (a)                                                        43,800          1,772,586
Diebold, Inc.                                                         49,700          2,469,096
                                                                                  -------------
                                                                                      5,487,062
                                                                                  -------------
CONSUMER PRODUCTS - 6.5%
American Standard Cos., Inc.                                          36,500          1,616,220
Gillette Co.                                                           9,500            509,865
Harley-Davidson, Inc.                                                 28,900          1,537,191
PepsiCo, Inc.                                                         29,100          1,586,823
The Procter & Gamble Co. (l)                                          41,600          2,314,208
                                                                                  -------------
                                                                                      7,564,307
                                                                                  -------------
DIVERSIFIED MANUFACTURING OPERATIONS - 20.2%
Caterpillar, Inc.                                                     67,200          3,622,752
Donaldson Company, Inc.                                               36,500          1,189,170
General Electric Co. (l)                                             139,500          4,812,750
Graco, Inc.                                                           36,500          1,395,395
Illinois Tool Works, Inc.                                             34,300          2,937,795
Jacobs Engineering Group, Inc. (a)                                    47,500          2,796,800
Kennametal, Inc.                                                      43,800          2,081,814
PACCAR, Inc.                                                          33,600          2,426,592
W. W. Grainger, Inc.                                                  39,500          2,461,640
                                                                                  -------------
                                                                                     23,724,708
                                                                                  -------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.1%
Intel Corp. (l)                                                      131,500          3,568,910
                                                                                  -------------
FINANCIAL SERVICES - 7.3%
American Express Co.                                                  67,900          3,734,500
J.P. Morgan Chase & Co.                                               87,700          3,081,778
The Chicago Mercantile Exchange (l)                                    5,800          1,746,090
                                                                                  -------------
                                                                                      8,562,368
                                                                                  -------------
FORESTRY - 1.2%
Plum Creek Timber Co., Inc.                                           36,500          1,381,525
                                                                                  -------------
HEALTH CARE - 4.5%
WellPoint, Inc. (a)                                                   43,800          3,098,412
Zimmer Holdings, Inc. (a)(l)                                          27,000          2,223,720
                                                                                  -------------
                                                                                      5,322,132
                                                                                  -------------
HOTELS & LODGING - 5.9%
Marriott International, Inc., Class A                                 73,100          5,005,157

MGM Grand, Inc. (a)                                                   41,600          1,890,720
                                                                                  -------------
                                                                                      6,895,877
                                                                                  -------------
INSURANCE - 2.5%
The Progressive Corp.                                                 29,200          2,910,948
                                                                                  -------------
INTERNET RELATED - 3.9%
eBay, Inc. (a)                                                        73,100          3,054,118
Yahoo!, Inc. (a)                                                      43,800          1,460,292
                                                                                  -------------
                                                                                      4,514,410
                                                                                  -------------
MEDIA - 4.6%
McGraw-Hill Cos., Inc.                                                68,700          3,160,887
The Walt Disney Co.                                                   36,500            935,860
XM Satellite Radio Holdings Inc., Class A (a)                         36,500          1,300,495
                                                                                  -------------
                                                                                      5,397,242
                                                                                  -------------
MEDICAL & HEALTH PRODUCTS - 2.3%
Genentech, Inc. (a)                                                   30,700          2,742,431
                                                                                  -------------
OIL & GAS - 12.1%
Anadarko Petroleum Corp.                                              36,500          3,224,775
Apache Corp.                                                          46,800          3,201,120
Schlumberger Ltd.                                                     49,000          4,103,260
Suncor Energy, Inc. ADR                                               73,100          3,574,590
                                                                                  -------------
                                                                                     14,103,745
                                                                                  -------------
PHARMACEUTICALS - 3.7%
Affymetrix, Inc. (a)                                                  32,100          1,498,749
Johnson & Johnson                                                     43,800          2,801,448
                                                                                  -------------
                                                                                      4,300,197
                                                                                  -------------
RETAIL - 1.3%
Staples, Inc.                                                         69,000          1,571,130
                                                                                  -------------
TELECOMMUNICATIONS - 2.0%
QUALCOMM, Inc.                                                        58,400          2,306,216
                                                                                  -------------
TRANSPORTATION - 1.6%
FedEx Corp. (l)                                                       21,900          1,841,571
                                                                                  -------------
TOTAL COMMON STOCKS (COST $104,737,320)                                             119,359,836
                                                                                  -------------

INVESTMENT COMPANIES - 2.8%
HSBC Investor Money Market Fund Class I Shares *                   3,233,184          3,233,184
                                                                                  -------------
TOTAL INVESTMENT COMPANIES (COST $3,233,184)                                          3,233,184
                                                                                  -------------

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (13.4%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                         15,643,400         15,643,400
                                                                                  -------------
TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $15,643,400)                                            15,643,400
                                                                                  -------------




TOTAL INVESTMENTS (COST $123,613,904) - 118.3%                                      138,236,420
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(l)  All or a portion of the security was on loan as of July 31, 2005.


* Investment in affiliate.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MID CAP FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                  SHARES            VALUE($)
                                                               -------------      -------------
COMMON STOCKS (97.5%)
ADVERTISING (0.8%)
aQuantive, Inc. (a)                                                   13,100            247,066
                                                                                  -------------
ADVERTISING SERVICES (1.5%)
Getty Images, Inc. (a)                                                 5,925            478,444
                                                                                  -------------
AEROSPACE & DEFENSE (2.9%)
L-3 Communications Holdings, Inc.                                     11,325            885,955
                                                                                  -------------
BANKING (2.1%)
Euronet Worldwide, Inc. (a)                                            9,875            290,473
UCBH Holdings, Inc.                                                   19,125            349,414
                                                                                  -------------
                                                                                        639,887
                                                                                  -------------
BIOTECHNOLOGY (1.9%)
Gilead Sciences, Inc. (a)                                             13,125            588,131
                                                                                  -------------
BUILDING MATERIALS (1.8%)
Florida Rock Industries, Inc.                                         10,237            561,909
                                                                                  -------------
BUSINESS SERVICES (1.4%)
Digital River, Inc. (a)                                               10,775            430,731
                                                                                  -------------
COMMERCIAL SERVICES (0.2%)
ValueClick, Inc. (a)                                                   4,100             52,644
                                                                                  -------------
COMPUTER HARDWARE (0.3%)
Logitech International SA ADR (a)                                      2,500             97,400
                                                                                  -------------
COMPUTER SERVICES (1.9%)
Cognizant Technology Solutions Corp. (a)                               8,975            440,493
ScanSource, Inc. (a)                                                   2,900            138,417
                                                                                  -------------
                                                                                        578,910
                                                                                  -------------
COMPUTER SOFTWARE (2.2%)
SRA International, Inc., Class A (a)                                  18,150            675,180
                                                                                  -------------
CONSUMER PRODUCTS (5.9%)
Chattem, Inc. (a)                                                     10,000            455,600
Constellation Brands, Inc. (a)                                        16,950            464,430
Tempur-Pedic International, Inc. (a)(l)                               25,625            441,006
The Toro Co.                                                          11,425            459,742
                                                                                  -------------
                                                                                      1,820,778
                                                                                  -------------
CONSUMER SERVICES (1.9%)
VCA Antech, Inc. (a)                                                  25,350            601,809
                                                                                  -------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS (1.7%)
FormFactor, Inc. (a)                                                  19,975            522,147
                                                                                  -------------
ENVIRONMENTAL SERVICES (1.8%)
Stericycle, Inc. (a)                                                   9,750            566,670
                                                                                  -------------
FINANCIAL SERVICES (4.0%)
Affiliated Managers Group, Inc. (a)                                    6,075            433,147
Ameritrade Holding Corp. (a)                                          21,850            426,731
Asset Acceptance Capital Corp. (a)                                    14,575            398,481
                                                                                  -------------
                                                                                      1,258,359
                                                                                  -------------

FOOD & BEVERAGE (1.7%)
Flowers Foods, Inc.                                                   21,375            538,436
                                                                                  -------------
HEALTH CARE (8.5%)
Coventry Health Care, Inc. (a)                                         7,500            530,475
CYTYC Corp. (a)                                                       18,800            469,248
Kinetic Concepts, Inc. (a)                                             6,300            377,811
LifePoint Hospitals, Inc. (a)                                          7,625            356,545
Quest Diagnostics, Inc.                                                6,350            326,009
ResMed, Inc. (a)                                                       8,625            577,875
                                                                                  -------------
                                                                                      2,637,963
                                                                                  -------------
INSURANCE (5.3%)
Ambac Financial Group, Inc.                                            6,300            452,592
AmerUs Group Co.                                                       8,400            433,272
RenaissanceRe Holdings Ltd.                                            6,475            290,987
Universal American Financial Corp. (a)                                18,975            467,164
                                                                                  -------------

                                                                                      1,644,015
                                                                                  -------------
LEISURE (2.3%)
Penn National Gaming, Inc. (a)                                        19,575            699,806
                                                                                  -------------
METALS & MINING (1.5%)
Phelps Dodge Corp.                                                     4,475            476,364
                                                                                  -------------
OIL & GAS (11.8%)
Airgas, Inc.                                                          11,225            331,138
Chesapeake Energy Corp.                                               12,200            318,542
Kinder Morgan, Inc.                                                    7,400            657,563
National-Oilwell, Inc. (a)                                             9,550            499,943
Patterson-UTI Energy, Inc.                                            16,350            536,771
Praxair, Inc.                                                          5,925            292,636
Precision Drilling  Corp. (a)                                         14,100            593,045
XTO Energy, Inc.                                                      13,258            465,223
                                                                                  -------------
                                                                                      3,694,861
                                                                                  -------------
REAL ESTATE (6.9%)
KKR Financial 144A (b)                                                36,425            847,245
KKR Financial Corp. (a)                                                9,400            230,112
New Century Financial Corp.                                           10,075            527,729
Ventas, Inc.                                                          16,600            536,014
                                                                                  -------------
                                                                                      2,141,100
                                                                                  -------------
RESIDENTIAL BUILDING CONSTRUCTION (6.1%)
KB Home                                                                8,600            704,425
Pulte Homes, Inc.                                                      5,925            554,699
Standard Pacific Corp.                                                 6,725            641,498
                                                                                  -------------
                                                                                      1,900,622
                                                                                  -------------
RETAIL (8.7%)
Chico's FAS, Inc. (a)                                                  9,450            379,040
Dick's Sporting Goods, Inc. (a)                                       10,575            420,039
Foot Locker, Inc.                                                     17,400            435,000
Gamestop Corp., Class A (a)(l)                                         4,200            144,270
Regis Corp.                                                           11,900            496,944
Sears Holdings Corp. (a)                                               2,675            412,565
Tractor Supply Co. (a)                                                 7,750            435,705
                                                                                  -------------
                                                                                      2,723,563
                                                                                  -------------
TELECOMMUNICATIONS (4.4%)
Adelphia Business Solutions, Inc. (c)                                 19,923                  0
Comverse Technology, Inc. (a)                                         12,100            306,009

j2 Global Communications, Inc. (a)(l)                                 12,900            517,419
Nextel Partners, Inc., Class A (a)                                    21,650            539,085
                                                                                  -------------
                                                                                      1,362,513
                                                                                  -------------
TRANSPORTATION (3.8%)
Old Dominion Freight Line, Inc. (a)                                   17,225            570,492
Oshkosh Truck Corp.                                                    7,050            597,840
                                                                                  -------------
                                                                                      1,168,332
                                                                                  -------------
UTILITIES (4.2%)
Aqua America, Inc.                                                    17,150            550,000
Equitable Resources, Inc.                                              5,575            396,104
New Jersey Resources Corp.                                             7,750            366,265
                                                                                  -------------
                                                                                      1,312,369
                                                                                  -------------
TOTAL COMMON STOCKS (COST $25,376,552)                                               30,305,964
                                                                                  -------------

INVESTMENT COMPANIES (2.4%)
HSBC Investor Money Market Fund                                      757,336            757,336
                                                                                  -------------
Class I Shares *

TOTAL INVESTMENT COMPANIES (COST $757,336)                                              757,336
                                                                                  -------------

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (3.5%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                          1,071,200          1,071,200
                                                                                  -------------
TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $1,071,200)                                              1,071,200
                                                                                  -------------



TOTAL INVESTMENTS (COST $27,205,088) - 103.4%                                        32,134,500
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.00% of net assets.

(l)  All or a portion of the security was on loan as of July 31, 2005.

* Investment in affiliate.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
CORPORATE OBLIGATIONS (42.4%)
BANKING (15.7%)
Bank of America NA, 3.32%, 2/22/06, *                             75,000,000         75,000,000
Barclays Bank PLC N.Y., 3.28%, 9/26/05, *                        200,000,000        199,992,322
National City Bank of Indiana, 3.29%, 9/16/05, *                 100,000,000         99,995,888
Wells Fargo Bank, 3.30%, 9/23/05, *                              200,000,000        200,000,000
                                                                                  -------------
                                                                                    574,988,210
                                                                                  -------------
BROKERAGE SERVICES (8.2%)
Goldman Sachs Group, 3.51%, 7/26/06, * (c)                       150,000,000        150,000,000
Merrill Lynch & Co., 3.37%, 7/3/06, * (c)                        150,000,000        150,000,000
                                                                                  -------------
                                                                                    300,000,000
                                                                                  -------------
FINANCE (18.5%)
CIT Group, Inc., 3.30%, 8/18/06, *                                50,000,000         50,008,014
Harrier Finance Funding LLC, 3.33%, 5/15/06, *                   100,000,000         99,996,057
K2 (USA) LLC, 3.32%, 3/15/06, * (b)                               75,000,000         74,995,333
K2 (USA) LLC, 3.32%, 5/10/06, * (b)                              100,000,000         99,992,229
Sigma Finance, Inc., 3.31%, 11/16/05, * (b)                      100,000,000         99,993,475
Sigma Finance, Inc., 3.31%, 2/8/06, * (b)                         50,000,000         49,994,781
Sigma Finance, Inc., 3.31%, 2/23/06, * (b)                        50,000,000         49,994,402
Stanfield Victoria Funding LLC, 3.32%, 7/12/06, * (b)             50,000,000         49,992,911
Whistlejacket Capital LLC, 3.32%, 6/15/06, * (b)                  50,000,000         49,990,883
Whistlejacket Capital LLC, 3.32%, 7/18/06, * (b)                  50,000,000         49,990,374
                                                                                  -------------
                                                                                    674,948,459
                                                                                  -------------
TOTAL CORPORATE OBLIGATIONS (COST $1,549,936,669)                                 1,549,936,669
                                                                                  =============

COMMERCIAL PAPER AND NOTES (32.1%)
BANKING (15.1%)
Anz, Delaware, Inc., 3.33%, 8/26/05                              100,000,000         99,770,139
Anz, Delaware, Inc., 3.50%, 9/27/05                               50,000,000         49,724,500
Dexia  Del, LLC, 3.20%, 8/9/05                                    50,000,000         49,964,667
Dexia  Del, LLC, 3.305%, 8/16/05                                 100,000,000         99,862,708
HBOS Treasury Service, 3.17%, 8/10/05                            100,000,000         99,921,375
Societe Generale NA, 3.165%, 8/9/05                              150,000,000        149,895,333
                                                                                  -------------
                                                                                    549,138,722
                                                                                  -------------
BROKERAGE SERVICES (10.2%)
Bear Stearns Co., Inc., 3.265%, 8/11/05                           50,000,000         49,954,722
Bear Stearns Co., Inc., 3.34%, 8/22/05                           100,000,000         99,805,750
Citicorp Global Markets Holding, Inc., 3.165%, 8/11/05           150,000,000        149,869,167
Morgan Stanley Dean Witter, 3.28%, 8/3/05                         25,000,000         24,995,458
Morgan Stanley Dean Witter, 3.44%, 9/22/05                        50,000,000         49,753,722
                                                                                  -------------

                                                                                    374,378,819
                                                                                  -------------
FINANCE (6.8%)
General Electric Capital Corp., 3.33%, 8/17/05                   150,000,000        149,778,668
Rabobank USA Financial Corp., 3.34%, 8/15/05                     100,000,000         99,870,500
                                                                                  -------------
                                                                                    249,649,168
                                                                                  -------------
TOTAL COMMERCIAL PAPER AND NOTES (COST $1,173,166,709)                            1,173,166,709
                                                                                  =============

CERTIFICATES OF DEPOSIT (22.8%)
FINANCE (22.8%)
Fortis Bank, N.Y., 3.44%, 9/30/05                                150,000,000        150,000,000
Norinchukin Bank, 3.33%, 8/8/05                                  100,000,000        100,000,000
Royal Bank of Canada, 3.59%, 10/26/05                             50,000,000         50,000,000
Svenska Handelsbanken, Inc. N.Y., 3.195%, 8/10/05                 50,000,000         50,000,062
Svenska Handelsbanken, Inc. N.Y., 3.39%, 9/7/05                  100,000,000        100,000,511
Washington Mutual Bank, 3.28%, 8/8/05                             65,000,000         65,000,000
Washington Mutual Bank, 3.19%, 8/9/05                            100,000,000        100,000,000
Westdeutsche, N.Y., 3.28%, 9/12/05                               100,000,000        100,000,000
White Pine Finance LLC, 3.41%, 10/25/05, * (b)                    80,000,000         80,000,000
White Pine Finance LLC, 3.36%, 12/6/05, * (b)                     40,000,000         40,000,000
                                                                                  -------------

TOTAL CERTIFICATES OF DEPOSIT (COST $835,000,573)                                   835,000,573
                                                                                  =============

REPURCHASE AGREEMENTS (2.7%)
Lehman Brothers, 3.28%, 8/1/05,                                   47,208,000         47,208,000
purchased on 07/29/05, due 08/01/05 with
a maturity value of $47,220,904
(collateralized fully by various U.S.
Government Agency Obligations)
Morgan Stanley Dean Witter, 3.29%,                                50,000,000         50,000,000
8/1/05, purchased on 07/29/05, due                                                -------------
08/01/05 with a maturity value of
$50,013,708 (collateralized fully by various
U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENTS (COST $97,208,000)                                       97,208,000
                                                                                  =============

TOTAL INVESTMENTS (COST $3,655,311,951) (a) - 100.0%                              3,655,311,951
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. Represents 8.2% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

LOC - Letter of Credit

SEE NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS  (88.7%)
FEDERAL FARM CREDIT BANK  (30.8%)
3.23%, 12/14/05, (b)                                              50,000,000         49,988,776
3.32%, 12/16/05, (b)                                              50,000,000         50,000,000
3.28%, 4/20/06, (b)                                               50,000,000         49,999,956
3.30%, 8/16/06, (b)                                               50,000,000         50,004,993
3.25%, 9/20/06, (b)                                               50,000,000         49,988,740
3.26%, 10/13/06, (b)                                             175,000,000        174,979,242
3.25%, 1/22/07, (b)                                              150,000,000        149,967,719
                                                                                  -------------
                                                                                    574,929,426
                                                                                  -------------
FEDERAL HOME LOAN BANK  (57.9%)
3.26%, 8/4/05, (b)                                               100,000,000         99,999,588
3.22%, 8/12/05                                                   250,000,000        249,756,609
3.08%, 8/24/05                                                    83,753,000         83,590,333
3.32%, 9/14/05                                                    50,000,000         49,798,333
3.20%, 9/30/05                                                   150,000,000        149,193,667
3.26%, 10/3/05, (b)                                              200,000,000        199,987,871
3.42%, 10/14/05                                                  100,000,000         99,302,756
3.49%, 10/21/05                                                  100,000,000         99,222,063
3.52%, 12/2/05                                                    50,000,000         49,408,063
                                                                                  -------------
                                                                                  1,080,259,283
                                                                                  -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS                           1,655,188,709
(COST $1,655,188,709)                                                             -------------

REPURCHASE AGREEMENTS (11.4%)
Morgan Stanley Dean Witter, 3.26%,                                61,873,000         61,873,000
8/1/05, purchased on 07/29/05, due
08/01/05 with a maturity value of
$61,889,809 (collateralized fully by various
U.S. Government Agency Obligations)

Morgan Stanley Dean Witter, 3.27%,                                50,000,000         50,000,000
8/1/05, purchased on 07/29/05, due
08/01/05 with a maturity value of
$50,013,625 (collateralized fully by various
U.S. Government Agency Obligations)

Morgan Stanley Dean Witter, 3.29%,                               100,000,000        100,000,000
8/1/05, purchased on 07/29/05, due                                                -------------
08/01/05 with a maturity value of
$100,027,417 (collateralized fully by various
U.S. Government Agency Obligations)

TOTAL REPURCHASE AGREEMENTS (COST $211,873,000)                                     211,873,000
                                                                                  -------------

TOTAL INVESTMENTS (COST $1,867,061,709) (a) - 100.1%                              1,867,061,709
                                                                                  =============

___________

Percentages indicated are based on net assets at July 31, 2005.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
VARIABLE RATE DEMAND NOTES* (90.6%)
ALASKA (4.5%)
Alaska State Housing Finance Corp.,                                  765,000            765,000
2.35%, 12/1/30, (Credit Support MBIA)                                             -------------

ARKANSAS (4.7%)
Arkansas State Development Financial                                 800,000            800,000
Authority Solid Waste Disposal Revenue,                                           -------------
2.36%, 6/1/28, AMT, (LOC Fleet
National Bank)

CALIFORNIA (7.1%)
California Cities Home Ownership                                     200,000            200,000
Authority Revenue, 2.60%, 9/1/06, (LOC
FHLMC)

Fontana Unified School District                                      500,000            500,000
Certificates of Participation, 2.28%,
9/1/37, (LOC FSA, SPA Dexia Local)

Pacific Housing & Finance Agency                                     500,000            500,000
California Revenue, 2.40%, 2/1/07,                                                -------------
(Credit Support FHLMC, Liquidity
Facility Societe Generale)
                                                                                      1,200,000
                                                                                  -------------
FLORIDA (8.3%)
Broward County Housing Finance                                       300,000            300,000
Authority Revenue, 2.37%, 6/15/37,
AMT, (FNMA Insured)

Manatee County Housing Finance                                       150,000            150,000
Authority Revenue, 2.39%, 1/15/37,
AMT, (LOC Bank of America N.A.)

Sarasota County Florida Public                                       355,000            355,000
Hospital, 2.40%, 7/1/37, (LOC AMBAC)

Volusia County Florida Housing                                       600,000            600,000
Finance Authority Multifamily Revenue,                                            -------------
2.35%, 10/15/32, (LOC Fannie Mae)
                                                                                      1,405,000
                                                                                  -------------
HAWAII (9.5%)
Honolulu City & County Department of                               1,600,000          1,600,000
Finance, 2.28%, 12/1/20, (FGIC Insured,                                           -------------
SPA FGIC-SPI)

INDIANA (9.1%)
Health Facility Financing Authority,                                 335,000            335,000
2.35%, 11/1/20, (LOC National City Bank)

Indiana Municipal Power Agency                                       400,000            400,000
Revenue, 2.35%, 1/1/18, (LOC Toronto
Dominion Bank)

Mount Vernon Indiana Pollution Control                               800,000            800,000
& Solid Waste Disposal Revenue,                                                   -------------
2.27%, 12/1/14
                                                                                      1,535,000
                                                                                  -------------
MASSACHUSETTS (5.9%)
Massachusetts State Health &                                       1,000,000          1,000,000
Educational Facilities Authority Revenue,                                         -------------
2.37%, 7/1/30, (LOC Fleet National Bank)

NEW HAMPSHIRE (3.3%)
New Hampshire Health & Education                                     560,000            560,000
Facilities Authority Revenue, 2.30%,                                              -------------
8/1/31, (LOC FSA, SPA Dexia Credit, JP
Morgan Chase Bank)

NEW MEXICO (3.0%)
Farmington New Mexico Hospital                                       500,000            500,000
Revenue, 2.36%, 6/1/28, (LOC Bank of                                              -------------
Nova Scotia)

PENNSYLVANIA (16.2%)
Emmaus Pennsylvania General Authority                                500,000            500,000
Revenue, Subseries E-20, 2.36%, 3/1/24,
(LOC Depfa Bank PLC)

Emmaus Pennsylvania General Authority                                660,000            660,000
Revenue, Subseries G-19, 2.36%, 3/1/24,
(LOC Depfa Bank PLC)

Philadelphia Pennsylvania Hospitals &                                800,000            800,000
Higher Education Facilities Revenue,
Temple University Health, Series A,
2.35%, 7/1/27, (LOC Wachovia Bank N.A.)

Philadelphia Pennsylvania Hospitals &                                800,000            800,000
Higher Education Facilities Revenue,                                              -------------
Temple University Health, Series B,
2.35%, 7/1/21, (LOC PNC Bank N.A.)
                                                                                      2,760,000
                                                                                  -------------
TENNESSEE (7.7%)
Metropolitan Government Nashville &                                  800,000            800,000
Davidson County Industrial Development,
2.35%, 2/15/34, (LOC FNMA)

Volunteer State Student Funding Corp.                                500,000            500,000
Revenue, 2.37%, 12/1/23, AMT, (LOC                                                -------------
State Street Bank & Trust Company)
                                                                                      1,300,000
                                                                                  -------------
TEXAS (3.0%)
Bexar County Health Facility                                         500,000            500,000
Development Corp., 2.40%, 9/1/27, (LOC                                            -------------
Chase Bank of Texas)

WEST VIRGINIA (3.0%)
West Virginia State Hospital Finance                                 500,000            500,000
Authority Revenue, 2.33%, 10/1/33,                                                -------------
(LOC Bank One N.A.)

WYOMING (5.3%)
Sweetwater County Wyoming Pollution                                  900,000            900,000
Control Revenue, 2.40%, 1/1/14, (LOC                                              -------------
Barclays Bank)

TOTAL VARIABLE RATE DEMAND NOTES* (COST $15,325,000)                                 15,325,000
                                                                                  -------------

TAX-FREE NOTES AND COMMERCIAL PAPER  (11.8%)
NEW JERSEY (5.9%)
New Jersey Economic Development                                    1,000,000          1,003,168
Authority Revenue, 5.00%, 9/15/05,                                                -------------
(Credit Support AMBAC)

TEXAS (5.9%)
Lower Colorado River Authority                                     1,000,000          1,000,000
Revenue, 2.20%, 8/5/05, (LOC:                                                     -------------
Westdeutsche Landesbank, JP Morgan
Chase Bank, State Street)

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $2,003,168)                           2,003,168
                                                                                  -------------

INVESTMENT COMPANIES (1.2%)                                       SHARES            VALUE ($)
                                                               -------------      -------------
Blackrock Provident Institutional                                        900                900
Shares

Federated Tax-Free Obligations Fund                                  207,206            207,206
Institutional Shares                                                              -------------

TOTAL INVESTMENT COMPANIES (COST $208,106)                                              208,106
                                                                                  -------------

TOTAL INVESTMENTS (COST $17,536,274) (a) - 103.6%                                    17,536,274
                                                                                  =============

______________

Percentages indicated are based on net assets at July 31, 2005.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2005. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement
SPI - Securities Purchase, Inc.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
VARIABLE RATE DEMAND NOTES* (79.8%)
NEW YORK (77.4%)

Albany IDA, 2.39%, 5/1/27, (LOC                                    1,775,000          1,775,000
KeyBank)

Babylon IDA, 2.29%, 1/1/19, (SPA JP                                2,300,000          2,300,000
Morgan Chase Bank, FSA Insured)

Franklin County IDA, 2.30%, 5/1/19,                                1,170,000          1,170,000
(LOC Fleet National Bank)

Great Neck North Water Authority,                                    500,000            500,000
2.30%, 1/1/20, (FGIC Insured, SPA State Street)

Jay Street Development Corp., 2.31%,                               4,800,000          4,800,000
5/1/21, (LOC Depfa Bank PLC)

Jay Street Development Corp., 2.27%,                               3,775,000          3,775,000
5/1/22, (LOC Depfa Bank PLC)

Jay Street Development Corp., 2.29%,                               7,500,000          7,500,000
5/1/22, (LOC Fleet National Bank)

Jay Street Development Corp., 2.31%,                               5,500,000          5,500,000
5/1/22, (LOC Depfa Bank PLC)

Long Island Power Authority, 2.30%,                               13,800,000         13,800,000
12/1/29, (FSA, SPA Dexia Insured)

Long Island Power Authority, 2.30%,                                3,880,000          3,880,000
12/1/29, (SPA Dexia Credit, FSA Insured)

Long Island Power Authority, 2.29%,                                5,000,000          5,000,000
5/1/33, (LOC Westdeutsche Landesbank)

Metropolitan Transportation Authority                             10,300,000         10,300,000
Series B, 2.30%, 11/1/22, (SPA Dexia
Credit, FSA Insured)

Metropolitan Transportation Authority                              5,000,000          5,000,000
Series D1, 2.30%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                             17,500,000         17,500,000
Series D2, 2.30%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Monroe County IDA, 2.29%, 4/1/35,                                  4,050,000          4,050,000
(LOC JP Morgan Chase Bank)

Nassau County Interim Finance                                      2,300,000          2,300,000
Authority, 2.26%, 11/15/22, (SPA BNP
Paribas, FSA Insured)

New York City GO, 2.29%, 2/15/16,                                  6,900,000          6,900,000
(LOC Westdeutsche Landesbank)

New York City GO, 2.29%, 8/1/18,                                     500,000            500,000
(LOC Bayerische Helaba)

New York City GO, 2.29%, 8/1/19,                                     500,000            500,000
(LOC Bayerische Helaba)

New York City GO, 2.23%, 8/1/20,                                   2,100,000          2,100,000
(LOC JP Morgan Chase Bank)

New York City GO, 2.31%, 8/1/20,                                  11,500,000         11,500,000
(LOC Bank of New York)

New York City GO, 2.23%, 8/15/20,                                  2,200,000          2,200,000
(LOC Morgan Guaranty Trust)

New York City Housing Development                                  5,000,000          5,000,000
Corp., 2.29%, 12/1/34, (LOC Citibank)

New York City IDA, 2.35%, 12/30/21,                                1,700,000          1,700,000
(LOC Allied Irish Bank PLC)

New York City IDA, 2.35%, 9/30/31,                                 1,550,000          1,550,000
(LOC Allied Irish Bank PLC)

New York City IDA, 2.39%, 4/1/32,                                  2,000,000          2,000,000
(LOC Allied Irish Bank PLC)

New York City IDA, 2.39%, 11/1/32,                                 3,750,000          3,750,000
(LOC Allied Irish Bank PLC)

New York City IDA, 2.35%, 12/1/34,                                 6,400,000          6,400,000
(LOC Allied Irish Bank PLC)

New York City IDA, 2.35%, 12/1/34,                                 3,150,000          3,150,000
(LOC Allied Irish Bank PLC)

New York City IDA Civic Facility                                   1,820,000          1,820,000
Revenue, Mercy College Project Series A,
2.40%, 7/1/30, (LOC Keybank)

New York City Transitional Finance                                10,000,000         10,000,000
Authority, 2.30%, 11/1/22, (SPA Dexia Credit)

New York City Transitional Finance                                 1,435,000          1,435,000
Authority, 2.30%, 11/1/28, (Liquidity
Facility Bank One NA)

New York City Transitional Finance                                 3,400,000          3,400,000
Authority, 2.30%, 11/15/28, (Liquidity
Facility Bayerische Landesbank)

New York City Trust for Cultural                                   1,215,000          1,215,000
Resources, The Asia Society, 2.27%,
4/1/30, (LOC The Chase Manhattan Bank)

New York Housing Development Corp.,                                8,500,000          8,500,000
2.23%, 6/1/37, AMT, (LOC Citibank)

New York N.Y. GO, 2.23%, 8/1/16,                                   3,670,000          3,670,000
(LOC Morgan Guaranty Trust)

New York N.Y. GO, 2.31%, 3/1/34,                                  14,300,000         14,300,000
(LOC Bank of New York)

New York State Dormitory Authority,                                3,200,000          3,200,000
2.27%, 7/1/25, (LOC Fleet Bank)

New York State Dormitory Authority,                               10,000,000         10,000,000
2.31%, 11/1/34, (LOC Citibank)

New York State Dormitory Authority,                                4,800,000          4,800,000
Cornell University, Series B, 2.26%,
7/1/30, (SPA JP Morgan Chase Bank)

New York State Energy Research &                                   3,400,000          3,400,000
Development, 2.29%, 10/1/14, AMT,
(LOC FGIC, Liquidity Facility National
Australia)

New York State Energy Research &                                  19,675,000         19,675,000
Development, 2.30%, 11/1/39, AMT,
(LOC Citibank)

New York State Energy Research &                                   3,200,000          3,200,000
Development, 2.35%, 11/1/39, AMT,
(LOC Citibank)

New York State Environmental Facilities                           10,250,000         10,250,000
Corp., 2.36%, 5/1/19, AMT, (LOC JP
Morgan Chase Bank)

New York State GO, 1.75%, 11/30/18,                                6,900,000          6,900,000
(LOC Westdeutsche Landesbank)

New York State GO, 1.58%, 3/15/30,                                 6,800,000          6,800,000
(Dexia Credit Insured)

New York State Housing Finance                                     1,700,000          1,700,000
Agency, 2.34%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance                                     8,100,000          8,100,000
Agency, 2.37%, 11/1/31, AMT, (FHLMC Insured)

New York State Housing Finance                                     6,000,000          6,000,000
Agency, 2.29%, 3/15/33, (FGIC Insured,
SPA Dexia)

New York State Housing Finance                                     1,100,000          1,100,000
Agency, 2.38%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                     8,200,000          8,200,000
Agency, 2.37%, 11/1/35, AMT, (LOC Key Bank)

New York State Housing Finance                                     7,500,000          7,500,000
Agency Revenue, 2.34%, 11/1/36, AMT,
(LOC Fleet National Bank)

New York State Local Government                                   20,420,000         20,420,000
Assistance Corp., 2.27%, 4/1/23, (LOC
Westdeutsche Landesbank, Bayerische
Landesbank)

New York State Local Government                                    2,900,000          2,900,000
Assistance Corp., 2.20%, 4/1/25, (LOC
Landesbank Hessen)

New York State Local Government                                    8,600,000          8,600,000
Assistance Corp., 2.28%, 4/1/25, (LOC
Bank of Nova Scotia)

New York State Mortgage Authority                                 12,000,000         12,000,000
Revenue, 2.34%, 4/1/35, AMT, (SPA
Dexia Credit Local)

Orange County IDA Civic Facility                                   2,900,000          2,900,000
Revenue, Horton Medical Center, 2.27%,
12/1/22, (LOC FSA, SPA Fleet)

Orange County IDA Civic Facility                                   4,700,000          4,700,000
Revenue, Horton Medical Center Series A,
2.27%, 12/1/22, (LOC FSA, SPA Fleet)

Suffolk County Water Authority, 2.28%,                             2,700,000          2,700,000
6/1/06, (SPA Bank of Nova Scotia)

Suffolk County Water Authority, 2.28%,                             2,000,000          2,000,000
1/1/08, (SPA Bank of Nova Scotia)

Tompkins County IDA, 2.26%, 7/1/15,                                7,000,000          7,000,000
(SPA Toronto Dominion Bank)

Tompkins County IDA, 2.26%, 7/1/30,                                3,920,000          3,920,000
(SPA JP Morgan Chase Bank)

Westchester County IDA, 2.35%,                                     6,310,000          6,310,000
12/1/32, (LOC Allied Irish Bank PLC)

Westchester County IDA Development                                 2,940,000          2,940,000
Agency Civic Facility Revenue, Mercy
College Project Series B, 2.40%, 7/1/30,
(LOC Keybank)

Yonkers IDA Civic Facility, 2.39%,                                   300,000            300,000
7/1/19, (LOC Bank of New York)                                                    -------------
                                                                                    358,255,000
                                                                                  -------------
PUERTO RICO (2.4%)
Puerto Rico Electric Power Authority,                              3,300,000          3,300,000
2.35%, 7/1/29, (FSA Insured, JP Morgan
Chase Bank) (b)

Puerto Rico Public Finance Corp.,                                  8,000,000          8,000,000
2.35%, 12/1/19, (AMBAC Insured, JP                                                -------------
Morgan Chase Bank) (b)
                                                                                     11,300,000
                                                                                  -------------
TOTAL VARIABLE RATE DEMAND NOTES* (COST $369,555,000)                               369,555,000
                                                                                  -------------
TAX-FREE NOTES AND COMMERCIAL PAPER (14.8%)
NEW YORK (14.8%)
Nassau County, 2.42%, 10/11/05, (LOC                               7,585,000          7,585,000
Bank of America)

New York State Authority, 2.25%, 10/6/05                           5,000,000          4,996,734
New York State Dorm Authority,                                     2,660,000          2,660,000
2.43%, 10/7/05

New York State Metropolitan Transit                               10,000,000         10,000,000
Authority, 2.42%, 8/10/05, (LOC ABN AMRO)

New York State Metropolitan Transit                               15,000,000         15,000,000
Authority, 2.47%, 10/4/05, (LOC ABN AMRO)

New York State Power Authority,                                   23,040,000         23,039,999
2.45%, 9/6/05, (Credit Support JP
Morgan Chase, State Street B&T Co.,
Bayerische Landesbank, Wachovia Bank,
Landesbank Hessen, Bank of New York)

Syracuse GO, Series A, 3.125%,                                     1,000,000          1,001,414
10/28/05, (LOC JP Morgan Chase Bank)

Syracuse GO, Series B, 3.125%,                                     4,400,000          4,406,220
10/28/05, (LOC JP Morgan Chase Bank)                                              -------------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $68,689,367)                         68,689,367
                                                                                  -------------

INVESTMENT COMPANIES (5.3%)                                        SHARES           VALUE($)
                                                               -------------      -------------
Dreyfus New York Municipal Cash                                   10,536,742         10,536,742
Management Fund Institutional Shares

Provident New York Tax-Free Money                                 13,979,317         13,979,317
Market Fund Institutional Shares                                                  -------------

TOTAL INVESTMENT COMPANIES (COST $24,516,059)                                        24,516,059
                                                                                  -------------

TOTAL INVESTMENTS (COST $462,760,426) (a) - 99.9%                                   462,760,426
                                                                                  =============

_______________

Percentages indicated are based on net assets at July 31, 2005.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2005. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
IDA - Industrial Development Agency
MBIA - Municipal Bond Insurance Association
LOC - Letter of Credit
SPA - Standby Purchase Agreement

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
U.S. TREASURY BILLS* (100.3%)
2.96%, 8/4/05                                                    151,610,000        151,572,674
2.89%, 8/11/05                                                    40,195,000         40,162,861
2.88%, 8/18/05                                                    13,185,000         13,167,298
2.88%, 8/25/05                                                    12,895,000         12,870,560
2.93%, 9/1/05                                                     14,465,000         14,428,847
2.90%, 9/8/05                                                     31,015,000         30,920,714
3.01%, 9/15/05                                                    13,487,000         13,436,961
2.99%, 9/22/05                                                    23,010,000         22,911,671
2.99%, 9/29/05                                                    11,045,000         10,991,618
3.05%, 10/6/05                                                    11,480,000         11,416,768
3.03%, 10/13/05                                                   13,830,000         13,746,116
3.04%, 10/20/05                                                   14,200,000         14,105,176
3.05%, 10/27/05                                                   14,000,000         13,897,799
3.09%, 11/3/05                                                    15,000,000         14,880,803
3.05%, 11/10/05                                                   10,050,000          9,965,272
3.10%, 11/17/05                                                   15,000,000         14,862,675
3.11%, 11/25/05                                                   10,000,000          9,901,239
3.10%, 12/1/05                                                    10,000,000          9,896,469
3.11%, 12/8/05                                                    10,945,000         10,824,765
                                                                                  -------------
TOTAL U.S. TREASURY BILLS (COST $433,960,286)                                       433,960,286
                                                                                  -------------

TOTAL INVESTMENTS (COST $433,960,286) (a) - 100.3%                                  433,960,286
                                                                                  =============

____________

Percentages indicated are based on net assets at July 31, 2005.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

*    Rate presented indicates the effective yield at time of purchase.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
VARIABLE RATE DEMAND NOTES* (86.6%)
CALIFORNIA (72.7%)
ABAG Finance Authority for Nonprofit                               4,200,000          4,200,000
Corporations Multifamily Housing
Revenue, 2.35%, 12/15/32, AMT,
(FNMA Insured)

ABAG Finance Authority for Nonprofit                                 900,000            900,000
Corporations Revenue, Point Loma
Nazarene University, 2.35%, 10/1/33,
(LOC Allied Irish Bank PLC)

Antelope Valley California Health Care,                            3,600,000          3,600,000
2.27%, 9/1/17, (LOC JP Morgan Chase
Bank)

Bay Area Toll Authority California Toll                           12,000,000         12,000,000
Bridge Revenue, 2.27%, 4/1/39,
(AMBAC Insured, SPA Bayerische
Landesbank)

California Health Facilities Financing                             3,900,000          3,900,000
Authority Revenue, 2.28%, 7/1/33, (LOC
Bank One)

California Health Facilities Financing                             6,000,000          6,000,000
Authority Revenue, 2.29%, 7/1/33, (LOC
Bank One)

California Housing Finance Agency                                  2,025,000          2,025,000
Revenue, 2.36%, 2/1/26, AMT,
(Liquidity Facility Helaba)

California Housing Finance Agency                                  3,905,000          3,905,000
Revenue, 2.34%, 8/1/32, AMT, (Credit
Support MBIA, SPA Bank of New York)

California Housing Finance Agency                                    105,000            105,000
Revenue, 2.38%, 8/1/32, AMT, (FSA
Insured, Liquidity Facility Dexia Credit)

California Housing Finance Agency                                  3,000,000          3,000,000
Revenue, 2.36%, 2/1/35, AMT, (LOC
Helaba, Califonia State Teacher's
Retirement)

California Infrastructure & Economic                               2,900,000          2,900,000
Development Bank Revenue, 2.28%,
4/1/08, (Credit Support MBIA, SPA
Bank of America, SPA JP Morgan
Chase)

California Infrastructure & Economic                               3,000,000          3,000,000
Development Bank Revenue, 1.62%,
10/1/23

California Infrastructure & Economic                               2,900,000          2,900,000
Development Bank Revenue, 2.27%,
7/1/32, (LOC Allied Irish Bank PLC)

California Infrastructure & Economic                               2,300,000          2,300,000
Development Bank Revenue, 2.27%,
6/1/34, (MBIA Insured, SPA JP Morgan
Chase)

California Pollution Control Financing                             2,495,000          2,495,000
Authority Revenue, 2.38%, 6/1/06, AMT,
(FGIC Insured, Liquidity Facility JPM
Chase) (b)

California Pollution Control Financing                             1,500,000          1,500,000
Authority Revenue, 2.05%, 4/1/17,
(Exxon Insured)

California Pollution Control Financing                             3,000,000          3,000,000
Authority Revenue, 2.35%, 11/1/26,
AMT, (LOC Bank One)

California State Department of Water                               3,655,000          3,655,000
Resources Power Supply Revenue, Series
C-10, 2.21%, 5/1/22, (LOC Landesbank
Hessen)

California State Department of Water                              11,160,000         11,160,000
Resources Power Supply Revenue, Series
C-8, 2.25%, 5/1/22, (LOC Bayerische
Landesbank)

California State Department of Water                               4,020,000          4,020,000
Resources Powersupply Revenue, Series
C-15, 2.17%, 5/1/22, (LOC Bank of Nova
Scotia)

California State Department of Water                               3,000,000          3,000,000
Resourse Powersupply Revenue, Series
C-13, 2.29%, 5/1/22, (FSA Insured, SPA
Dexia Credit Local)

California State Economic Recovery,                                2,000,000          2,000,000
2.20%, 7/1/23, (LOC BNP Paribas)

California State Kindergarden University,                          9,100,000          9,100,000
Series B-4, 2.15%, 5/1/34, (LOC
Citibank N.A., State Street B&T Co.,
National Australia Bank)

California State Office of The State                               5,300,000          5,300,000
Treasurer, 2.26%, 5/1/33, (LOC
Landesbank Hessen-Thrgn, Bank of
America N.A., Bank of Nova Scotia)

California State Office of The State                              10,000,000         10,000,000
Treasurer, 2.29%, 5/1/34, (LOC Citibank
N.A., State Street B&T Co., National
Australia Bank)

California Statewide Communities                                   5,000,000          5,000,000
Development Authority Multifamily
Revenue, Series W-2, 2.33%, 9/15/29,
AMT, (LOC Wells Fargo Bank NW
N.A.)

California Transportation Finance                                  5,200,000          5,200,000
Authority, 2.28%, 10/1/27, (FSA Insured,
SPA Credit Suisse First Boston)

Dublin San Ramon Services District,                                7,350,000          7,350,000
2.25%, 8/1/35, (LOC MBIA, SPA
Morgan Guaranty)

Fremont Certificate of Participation,                              3,400,000          3,400,000
2.28%, 8/1/32, (SPA Dexia, AMBAC
Insured)

Grant Joint Union High School District                             3,000,000          3,000,000
Certificates Of Participation, 2.26%,
12/1/38, (Credit Support FSA, SPA
Dexia Credit Local)

Irvine California Improvement Bond Act                            12,000,000         12,000,000
of 1915, 2.20%, 9/2/25, (LOC Bank of
America)

Kern County Certificate of Participation,                            900,000            900,000
Kern Public Facilities Project, 2.26%,
8/1/06, (LOC Bayerische Landesbank)

Los Angeles California Regional                                    3,600,000          3,600,000
Airports, 2.24%, 12/1/25, (LOC Societe
Generale)

Los Angeles Community                                              1,200,000          1,200,000
Redevelopment Agency Certificates of
Participation, 2.27%, 12/1/14, (LOC
Wells Fargo & Co.)

Los Angeles County Housing Authority                               4,000,000          4,000,000
for Multi-Family Housing Revenue,
Canyon Country Villas Project, 2.25%,
12/1/07, (FHLMC Insured)

Los Angeles Multi-family Revenue,                                  4,700,000          4,700,000
2.33%, 4/15/33, AMT, (Credit Support
FNMA)

Los Angeles Unified School District,                               5,300,000          5,300,000
2.24%, 12/1/17, (LOC Bank of New York)

Modesto California Multifamily Housing                             1,470,000          1,470,000
Revenue, 2.28%, 5/15/31, (FNMA Insured)

Orange County California Apartment                                 9,500,000          9,500,000
Development Revenue, 2.27%, 8/1/08,
(LOC Freddie Mac)

Perris California School District                                  3,200,000          3,200,000
Certificate of Participation, 1.50%, 9/1/22,
(LOC FSA, SPA Dexia Credit Local)

Perris California School District                                  3,200,000          3,200,000
Certificate of Participation, 1.50%, 9/1/34,
(LOC FSA, SPA Dexia Credit Local)

Perris California Unified High School                              2,000,000          2,000,000
District Certificate of Participation, 2.26%,
9/1/18, (FSA Insured, SPA Dexia Credit Local)

Pleasant Hill California Redevelopment                             2,600,000          2,600,000
Agency Multifamily Revenue, 2.33%,
7/15/31, AMT, (Fannie Mae Insured)

Rancho Water District Financing                                    3,000,000          3,000,000
Authority Revenue, 2.23%, 8/1/29, (LOC
FGIC)

Sacramento County Special Facilities                               5,500,000          5,500,000
Airport Revenue, 2.33%, 11/1/28, AMT,
(LOC Bank of America NT & SA)

San Francisco City & County Housing                                3,595,000          3,595,000
Authority, 2.38%, 9/1/49, AMT, (LOC
Citibank N.A.)

San Francisco City & County                                        3,325,000          3,325,000
Redevelopment Agency, Maria Manor
Apartments, 2.35%, 12/1/33, AMT,
(LOC Citibank N.A.)

South Bay Regional Public                                          1,485,000          1,485,000
Communications Authority Revenue,
2.25%, 1/1/31, (LOC Allied Irish Bank PLC)

South Bay Regional Public                                          1,010,000          1,010,000
Communications Authority Revenue,
2.25%, 1/1/31, (LOC Allied Irish Bank PLC)

Southern California Public Power                                   1,600,000          1,600,000
Authority, 2.27%, 7/1/09, (Credit Support                                         -------------
AMBAC, SPA Morgan Guaranty Trust)
                                                                                    203,100,000
                                                                                  -------------
ILLINOIS (4.6%)
Illinois Finance Authority Revenue,                               13,000,000         13,000,000
2.30%, 5/15/35, (LOC JP Morgan Chase Bank)                                        -------------

INDIANA (2.3%)
Indiana Health Facilities Financing                                6,600,000          6,600,000
Authority Hospital Revenue, 2.30%,                                                -------------
3/1/30, (SPA Chase Manhattan Bank)

NEW YORK (4.4%)
New York City GO Series H, 2.26%,                                 12,400,000         12,400,000
8/1/13, (Credit Support MBIA, SPA                                                 -------------
Wachovia Bank)

PUERTO RICO (0.4%)
Puerto Rico Public Finance Corp.,                                  1,000,000          1,000,000
2.35%, 12/1/19, (AMBAC Insured, JP                                                -------------
Morgan Chase Bank) (b)

TEXAS (2.2%)
Gulf Coast Waste Disposal Authority,                               6,000,000          6,000,000
Texas Pollution Control Revenue Bond,                                             -------------
2.19%, 6/1/20

TOTAL VARIABLE RATE DEMAND NOTES* (COST $242,100,000)                               242,100,000
                                                                                  -------------
TAX-FREE NOTES AND COMMERCIAL PAPER (7.0%)
CALIFORNIA (7.0%)
Los Angeles Lease, 2.42%, 10/7/05,                                 5,000,000          5,000,000

(LOC JPM Chase, Bayerische
Landesbank, Westdeutsche Landesbank)

San Diego Airport, 2.45%, 10/6/05,                                 2,500,000          2,500,000
(LOC BNP Paribas)

San Francisco Public Utilities, 2.58%,                             5,000,000          5,000,000
8/5/05, (LOC Bank of America)

San Joaquin Hills Transportation,                                  7,000,000          7,000,000
2.18%, 8/11/05, (LOC Westdeutsche                                                 -------------
Landesbank)

                                                                                     19,500,000
                                                                                  -------------
TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $19,500,000)                         19,500,000
                                                                                  -------------

INVESTMENT COMPANIES (6.2%)                                        SHARES           VALUE($)
                                                               -------------      -------------
Blackrock Provident California                                    11,452,000         11,452,000
Institutional Shares

Federated California Municipal Cash                                5,789,997          5,789,997
Trust                                                                             -------------

TOTAL INVESTMENT COMPANIES (COST $17,241,997)                                        17,241,997
                                                                                  -------------


TOTAL INVESTMENTS (COST $278,841,997) (a) - 99.8%                                   278,841,997
                                                                                  =============

_______________

Percentages indicated are based on net assets at July 31, 2005.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2005. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR LIMITED MATURITY PORTFOLIO

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)           VALUE($)
                                                               -------------      -------------
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS (45.1%)
FEDERAL HOME LOAN MORTGAGE CORP. (21.3%)
Pool #A14659, 6.50%, 10/1/33                                         978,012          1,015,600
Pool #C01188, 7.00%, 6/1/31                                          289,091            303,579
Pool #C75371, 6.00%, 1/1/33                                          693,242            708,379
Pool #E92282, 5.50%, 11/1/17                                       1,342,277          1,369,491
Pool #E96835, 4.50%, 6/1/18                                        1,659,975          1,635,872
Pool #G01740, 5.50%, 12/1/34                                       3,432,256          3,452,240
                                                                                  -------------
                                                                                      8,485,161
                                                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (17.7%)
4.625%, 5/1/13                                                       500,000            494,436
Pool #535063, 6.50%, 12/1/14                                         295,063            306,716
Pool #535933, 6.50%, 5/1/31                                          212,634            220,357
Pool #555427, 6.00%, 2/1/18                                        1,729,804          1,787,545
Pool #593187, 7.00%, 11/1/31                                         592,788            623,997
Pool #704439, 5.00%, 5/1/18                                        1,648,590          1,653,653
Pool #722985, 3.87%, 7/1/33, (a)                                   1,242,182          1,222,183
Pool #740686, 6.50%, 10/1/33                                         706,155            736,923
                                                                                  -------------
                                                                                      7,045,810
                                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.1%)
Pool #2687, 6.00%, 12/20/28                                          431,994            443,662
Pool #612373, 6.00%, 11/15/33                                      1,170,475          1,204,051
                                                                                  -------------
                                                                                      1,647,713
                                                                                  -------------
U.S. TREASURY NOTES (2.0%)
3.00%, 11/15/07                                                      800,000            782,313
                                                                                  -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(COST $18,070,141)                                                                   17,960,997
                                                                                  -------------

CORPORATE OBLIGATIONS (35.4%)
AUTO MANUFACTURERS (0.7%)
Daimler Chrysler North American                                      275,000            269,321
Holdings, 4.05%, 6/4/08                                                           -------------

DIVERSIFIED MANUFACTURING OPERATIONS (3.1%)
General Electric Co., 5.00%, 2/1/13                                1,240,000          1,254,714
                                                                                  -------------
FINANCE (16.8%)
American General Finance, 4.875%, 5/15/10                          1,150,000          1,146,350
Associates Corp. N.A., 6.25%, 11/01/08                               600,000            630,530
Bank of America Corp., 4.50%, 8/1/10                                 600,000            595,986
Bank One Corp., 6.00%, 8/1/08                                        600,000            624,125
Berkshire Hathaway, Inc., 4.125%, 1/15/10                            700,000            684,819
CIT Group, Inc., 4.25%, 2/1/10                                       525,000            514,041
Ford Motor Credit Corp., 5.80%, 1/12/09                              475,000            456,994
General Motors Accept Corp., 4.50%, 7/15/06                          250,000            247,940

General Motors Acceptance Corp., 4.375%, 12/10/07                    500,000            472,826
MBNA America Bank, 4.625%, 8/3/09                                    400,000            400,362
Met Life Global Funding, 4.50%, 5/5/10, (b)                          450,000            446,295
World Savings Bank FSB, 3.48%, 6/20/08, (a)                          500,000            499,796
                                                                                  -------------
                                                                                      6,720,064
                                                                                  -------------
MEDIA (1.4%)
AOL Time Warner Inc., 6.875%, 5/1/12                                 500,000            556,874
                                                                                  -------------

MEDICAL (2.0%)
Merck & Co., Inc., 4.75%, 3/1/15                                     250,000            246,036
Wyeth, 5.50%, 2/1/14                                                 525,000            543,352
                                                                                  -------------
                                                                                        789,388
                                                                                  -------------
PAPER & RELATED PRODUCTS (1.2%)
International Paper Co., 6.75%, 9/1/11                               450,000            487,585
                                                                                  -------------

REAL ESTATE (1.4%)
EOP Operating Limited Partnership,                                   500,000            549,080
7.00%, 7/15/11 (l)                                                                -------------

RETAIL (2.1%)
May Department Stores Co., 5.75%, 7/15/14                            800,000            826,496
                                                                                  -------------
TELECOMMUNICATIONS (5.2%)
Comcast Corp., 4.95%, 6/15/16                                        400,000            390,004
Cox Communications, Inc., 7.125%, 10/1/12                            750,000            828,679
SBC Communications, Inc., 6.25%, 3/15/11                             400,000            427,544
Verizon Pennsylvania, Inc., 5.65%, 11/15/11                          400,000            411,796
                                                                                  -------------
                                                                                      2,058,023
                                                                                  -------------
TRANSPORTATION (1.5%)
Burlington Northern Santa Fe Railway                                 600,000            600,000
Co., 4.83%, 1/15/23                                                               -------------

TOTAL CORPORATE OBLIGATIONS (COST $14,107,115)                                       14,111,545
                                                                                  -------------

ASSET BACKED SECURITIES (11.2%)
Carmax Auto Owner Trust, 3.00%, 9/15/08                            1,250,000          1,231,553
Daimler Chrysler Auto Trust, 4.04%,                                  750,000            746,043
Series 2005-B, Class A3 9/8/09
Honda Auto Receivables Owner Trust 03                              2,500,000          2,468,683
1 A4, 2.48%, 7/18/08                                                              -------------
TOTAL ASSET BACKED SECURITIES (COST $4,499,560)                                       4,446,279
                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (9.9%)
Freddie Mac 2642 GA, 4.50%, 10/25/27                               3,000,000          2,998,948
Freddie Mac 2962 CJ, 5.50%, 11/15/23                                 928,189            941,223
                                                                                  -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,936,758)                           3,940,171
                                                                                  -------------

INVESTMENT COMPANIES (0.1%)
HSBC Investor Money Market Fund                                       35,534             35,534
                                                                                  -------------

Class I Shares *
TOTAL INVESTMENT COMPANIES (COST $35,534)                                                35,534
                                                                                  -------------

                                                                 PRINCIPAL
                                                                 AMOUNT($)           VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (1.4%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                            565,000            565,000
                                                                                  -------------
TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $565,000)                                                  565,000
                                                                                  -------------

TOTAL INVESTMENTS (COST $41,214,108) - 103.1%                                        41,059,526
                                                                                  =============

______________

Percentages indicated are based on net assets at July 31, 2005.


(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2005. However, each or these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(l)  All or a portion of the security was on loan as of July 31, 2005.

*    Investment in affiliate.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR FIXED INCOME PORTFOLIO

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                 PRINCIPAL
                                                                 AMOUNT($)           VALUE($)
                                                               -------------      -------------
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (38.8%)
FEDERAL HOME LOAN BANK (1.3%)
2.875%, 9/15/06                                                    1,850,000          1,825,079
                                                                                  -------------
FEDERAL HOME LOAN MORTGAGE CORP. (17.7%)
5.75%, 4/15/08                                                     1,200,000          1,245,420
5.875%, 3/21/11                                                    4,100,000          4,347,246
Pool #C00368, 8.50%, 10/1/24                                          48,089             52,447
Pool #C00922, 8.00%, 2/1/30                                          338,131            363,073
Pool #C54447, 7.00%, 7/1/31                                           59,003             61,960
Pool #C60712, 6.50%, 11/1/31                                         732,404            758,676
Pool #C80387, 6.50%, 4/1/26                                           48,173             50,009
Pool #D62926, 6.50%, 8/1/25                                           32,609             33,861
Pool #G00951, 6.00%, 7/1/28                                          434,099            444,534
Pool #G01317, 7.00%, 10/1/31                                         288,101            302,539
Pool #G01740, 5.50%, 12/1/34                                      12,320,920         12,392,660
Pool #G01857, 5.00%, 10/1/33                                       2,400,000          2,368,503
Pool #G01858, 5.00%, 7/1/34                                        2,975,000          2,931,449
                                                                                  -------------
                                                                                     25,352,377
                                                                                  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (15.0%)
4.25%, 5/15/09                                                       825,000            821,597
4.625%, 5/1/13                                                     4,600,000          4,548,811
Pool #253438, 8.50%, 9/1/30                                           93,747            102,044
Pool #329530, 7.00%, 12/1/25                                         123,320            130,265
Pool #329655, 7.00%, 11/1/25                                          78,944             83,389
Pool #356905, 4.20%, 10/1/36, (b)                                    373,108            386,871
Pool #398958, 6.50%, 10/1/12                                         117,614            122,274
Pool #535332, 8.50%, 4/1/30                                           77,087             83,915
Pool #535440, 8.50%, 8/1/30                                           89,971             97,933
Pool #535608, 9.50%, 4/1/30                                          163,977            181,350
Pool #548965, 8.50%, 7/1/30                                           80,826             87,979
Pool #568486, 7.00%, 1/1/31                                           59,412             62,539
Pool #573752, 8.50%, 2/1/31                                           75,683             82,381
Pool #575328, 6.50%, 4/1/31                                           96,501            100,007
Pool #623129, 6.50%, 1/1/32                                        1,367,427          1,417,094
Pool #722985, 3.87%, 7/1/33, (b)                                   3,540,220          3,483,222
Pool #725232, 5.00%, 3/1/34                                        1,997,583          1,971,454
Pool #817347, 6.00%, 7/1/35                                        2,638,464          2,696,328
Pool #827171, 6.00%, 6/1/35                                        4,995,566          5,105,121
                                                                                  -------------
                                                                                     21,564,574
                                                                                  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.1%)
Pool #346406, 7.50%, 2/15/23                                         107,343            115,485
Pool #412530, 7.50%, 12/15/25                                        143,530            153,919
Pool #587112, 6.00%, 6/15/32                                       2,265,924          2,331,242
Pool #780804, 10.00%, 12/15/20                                       107,841            120,457
Pool #780826, 9.50%, 5/15/18                                          62,478             68,913
Pool #781300, 7.00%, 6/15/31                                         249,217            263,292
                                                                                  -------------
                                                                                      3,053,308
                                                                                  -------------
U.S. TREASURY NOTES (2.7%)
1.875%, 11/30/05                                                   1,000,000            994,688

1.50%, 3/31/06                                                     3,000,000          2,955,585
                                                                                  -------------
                                                                                      3,950,273
                                                                                  -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST                        55,745,611
$55,754,304)                                                                      -------------

CORPORATE OBLIGATIONS (36.7%)
AUTO MANUFACTURERS (0.6%)
Daimler Chrysler North American                                      825,000            807,962
Holdings, 4.05%, 6/4/08                                                           -------------
BUSINESS SERVICES (0.8%)
Xerox Corp., 9.75%, 1/15/09                                        1,000,000          1,125,000
                                                                                  -------------
DIVERSIFIED MANUFACTURING OPERATIONS (2.7%)
General Electric Co., 5.00%, 2/1/13                                3,790,000          3,834,972
                                                                                  -------------
FINANCE (16.1%)
American General Finance, 4.875%, 5/15/10                          3,550,000          3,538,736
Associates Corp. N.A., 6.25%, 11/1/08                              2,200,000          2,311,945
Bank of America Corp., 4.50%, 8/1/10                               2,200,000          2,185,282
Bank One Corp., 6.00%, 8/1/08                                      1,400,000          1,456,291
Berkshire Hathaway, Inc., 4.125%, 1/15/10                          2,214,000          2,165,987
CIT Group, Inc., 4.25%, 2/1/10                                     1,575,000          1,542,123
Florida Windstorm, 7.125%, 2/25/19, (c)                              608,000            711,825
Ford Motor Credit Corp., 5.80%, 1/12/09                            1,600,000          1,539,349
General Motors Acceptance Corp., 4.375%, 12/10/07                  1,900,000          1,796,737
JP Morgan Chase XVII, 5.85%, 8/1/35                                  500,000            496,225
MBNA America Bank, 4.625%, 8/3/09                                  1,230,000          1,231,112
PNC Institutional Capital Trust A,                                   187,000            199,881
7.95%, 12/15/26, Callable 12/15/06 @103.98 (c)
Residential Capital Corp., 6.375%, 6/30/10, (c)                    1,100,000          1,117,677
SLM Corp., 4.00%, 1/15/10                                          1,145,000          1,112,564
World Savings Bank FSB, 3.48%, 6/20/08, (b)                        1,800,000          1,799,264
                                                                                  -------------
                                                                                     23,204,998
                                                                                  -------------
MEDICAL (2.4%)
HCA, Inc., 6.95%, 5/1/12                                           1,000,000          1,052,274
Merck & Co., Inc., 4.75%, 3/1/15                                     750,000            738,107
Wyeth, 5.50%, 2/1/14                                               1,600,000          1,655,932
                                                                                  -------------
                                                                                      3,446,313
                                                                                  -------------
PAPER & RELATED PRODUCTS (1.2%)
International Paper Co., 6.75%, 9/1/11,                            1,600,000          1,733,635
                                                                                  -------------
REAL ESTATE (1.1%)
EOP Operating Limited Partnership, 7.00%, 7/15/11 (l)              1,500,000          1,647,240
                                                                                  -------------
RETAIL (2.4%)
May Department Stores Co., 6.65%, 7/15/14                          3,200,000          3,471,779
                                                                                  -------------
TELECOMMUNICATIONS (7.3%)
AOL Time Warner, Inc., 7.70%, 5/1/32                               1,500,000          1,874,106
Comcast Corp., 4.95%, 6/15/16                                      1,400,000          1,365,014
Cox Communications, Inc., 7.125%, 10/1/12                          2,000,000          2,209,810

SBC Communications, Inc., 6.25%, 3/15/11                           1,450,000          1,549,847
Sprint Capital Corp., 8.75%, 3/15/32                                 850,000          1,169,658
Time Warner Entertainment Co., 8.375%, 3/15/23                       675,000            845,763
Verizon Pennsylvania, Inc., 5.65%, 11/15/11                        1,400,000          1,441,287
                                                                                  -------------
                                                                                     10,455,485
                                                                                  -------------
TRANSPORTATION (2.1%)
Burlington Northern Santa Fe Railway                                 327,035            380,743
Co., 7.57%, 1/2/21
Burlington Northern Santa Fe Railway                               2,100,000          2,100,001
Co., 4.83%, 1/15/23
Union Pacific Corp., 6.85%, 1/2/19                                   451,336            498,744
                                                                                  -------------
                                                                                      2,979,488
                                                                                  -------------
TOTAL CORPORATE OBLIGATIONS (COST $52,428,623)                                       52,706,872
                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (14.3%)
Banc of America Commercial Mortgage,                                 675,000            739,224
Inc. 00 2 A2, 7.20%, 5/15/10
Chase Commercial Mortgage Securities                                 700,000            763,765
Corp. 99 2 A2, 7.20%, 1/15/32
DLJ Mortgage Acceptance Corp. IO 97                                  555,550              6,748
CF1 S, 0.925%, 5/15/30, (b) (c) (d)
Fannie Mae IO 00 16 PS, 5.14%, 10/25/29, (b) (d)                     110,297              6,561
Fannie Mae IO 01 4 SA, 4.31%, 2/17/31, (b) (d)                       377,978             31,120
Fannie Mae IO 200 32 SV, 5.19%, 3/18/30, (b) (d)                      58,810              2,280
Fannie Mae IO 270 2, 8.50%, 9/1/23, (d)                               81,714             17,823
Fannie Mae IO 296 2, 8.00%, 4/1/24, (d)                               90,685             18,709
Fannie Mae IO 306 2, 8.00%, 5/1/30, (d)                              122,428             27,389
FHA Weyerhauser, 7.43%, 1/1/24, (e)                                   78,572             80,979
First Union-Chase Commercial                                         592,589            625,188
Mortgage 99 C2 A2, 6.645%, 6/15/31
Freddie Mac 2642 GA, 4.50%, 10/25/27                               7,000,000          6,997,544
Freddie Mac 2894 QA, 5.50%, 12/15/24                               4,209,853          4,282,710
Freddie Mac 2962 CJ, 5.50%, 11/15/23                               3,419,643          3,467,663
Freddie Mac IO 1534 K, 3.96%, 6/15/23, (b) (d)                       249,188             16,811
Freddie Mac IO 2141 SD, 4.76%, 4/15/29, (b) (d)                      180,222             18,588
Freddie Mac IO 2247 SC, 4.11%, 8/15/30, (b) (d)                      119,870              5,438
GE Capital Commercial Mortgage Corp.                                 250,761            258,855
01 1 A1, 6.08%, 5/15/33
GMAC Commercial Mortgage                                             580,682            606,833
Securities, Inc. 98 C2 A2, 6.42%, 5/15/35
GMAC Commercial Mortgage                                             286,385              4,674
Securities, Inc. IO 96 C1 X2, 1.66%, 10/15/28, (b) (d)
Government National Mortgage                                          24,415                211
Association IO 99 29 SD, 4.59%, 3/16/26, (b) (d)
Government National Mortgage                                         122,776              8,503
Association IO 99 30 S, 5.19%, 8/16/29, (b) (d)
Government National Mortgage                                         164,132             10,503

Association IO 99 30 SA, 4.59%, 4/16/29, (b) (d)
Government National Mortgage                                          66,129              2,024
Association IO 99 32 SB, 4.59%, 7/16/27, (b) (d)
GS Mortgage Securities Corp. IO 97 GL                                369,179              5,464
X2, 0.825%, 7/13/30, (b) (d)
LB-UBS Commercial Mortgage Trust                                     216,493            225,681
00 C3 A1, 7.95%, 7/15/09
LB-UBS Commercial Mortgage Trust                                     600,000            665,324
00 C4 A2, 7.37%, 8/15/26
PNC Mortgage Acceptance Corp. 00 C2                                  600,000            661,208
A2, 7.30%, 10/12/33
Ryland Mortgage Securities Corp. 94 4                                367,787            366,819
C1, 5.12%, 9/25/30, (b)
Salomon Brothers Mortgage Securities                                 650,000            698,923
VII 00 C3 A2, 6.59%, 12/18/33                                                     -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $20,801,401)                         20,623,562
                                                                                  -------------

ASSET BACKED SECURITIES (8.7%)
Citibank Credit Card Issuance Trust 00                             1,115,000          1,175,833
A3, 6.875%, 11/16/09
Connecticut RRB Special Purpose Trust                                700,000            747,765
CL&P-1 01 1 A5, 6.21%, 12/30/11

Daimler Chrysler Auto Trust, 4.04%,                                  950,000            944,988
Series 2005-B, Class A3, 9/8/09
Daimler Chrysler Auto Trust, 3.28%, 12/8/09                        1,500,000          1,462,284
Detroit Edison Securitization Funding                                357,000            364,344
LLC 01 1 A3, 5.875%, 3/1/10
Detroit Edison Securitization Funding                                417,000            459,088
LLC 01 1 A5, 6.42%, 3/1/15
MBNA Master Credit Card Trust 00 E                                   600,000            684,900
A, 7.80%, 10/15/12
MBNA Master Credit Card Trust 99 B                                   527,000            552,517
A, 5.90%, 8/15/11
Peco Energy Transition Trust 00 A A3,                                600,000            659,273
7.625%, 3/1/10
Peco Energy Transition Trust 01 A A1,                                550,000            595,754
6.52%, 12/31/10, (c)
PSE&G Transition Funding LLC 01 1                                    355,000            395,499
A6, 6.61%, 6/15/15
Union Acceptance Corp. 01 C B, 4.73%, 11/9/09                      2,500,000          2,507,576
WFS Financial Owner Trust, 3.30%, 4/17/09                          2,000,000          1,975,632
                                                                                  -------------
TOTAL ASSET BACKED SECURITIES (COST $12,215,689)                                     12,525,453
                                                                                  -------------

MUNICIPAL BONDS (1.7%)
URBAN AND COMMUNITY DEVELOPMENT (1.7%)
Indianapolis Indiana Local Public
Improvement, 3.00%, 10/15/05                                       1,500,000          1,498,860
Louisiana Local Government

Environmental Facilities & Community
Development (LOC AMBAC), 6.30%, 7/1/30                               850,000            920,933
                                                                                  -------------

TOTAL MUNICIPAL BONDS (COST $2,431,748)                                               2,419,793
                                                                                  -------------

INVESTMENT COMPANIES (0.5%)
HSBC Investor Money Market Fund                                      713,053            713,053
Class I Shares *                                                                  -------------

TOTAL INVESTMENT COMPANIES (COST $713,053)                                              713,053
                                                                                  -------------

                                                                 PRINCIPAL
                                                                 AMOUNT($)           VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (1.2%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                          1,695,000          1,695,000
                                                                                  -------------
TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $1,695,000)                                              1,695,000
                                                                                  -------------


TOTAL INVESTMENTS (COST $146,039,818) - 101.9%                                      146,429,344
                                                                                  =============

_______________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Not used.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represents the rates that were in effect on July 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. Represents .06% of net assets.

(l)  All or a portion of the security was on loan as of July 31, 2005.

*  Investment in affiliate.

LOC - Letter of Credit

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                  SHARES             VALUE($)
                                                               -------------      -------------
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 2.4%
General Dynamics Corp.                                                10,650          1,226,774
                                                                                  -------------
BIOTECHNOLOGY - 2.5%
Amgen, Inc. (a)                                                        8,950            713,763
Gilead Sciences, Inc. (a)                                             11,600            519,796
                                                                                  -------------
                                                                                      1,233,559
                                                                                  -------------
BUSINESS SERVICES - 1.7%
Paychex, Inc.                                                         24,750            864,023
                                                                                  -------------
CHEMICALS - 2.0%
Monsanto Co.                                                          15,050          1,013,919
                                                                                  -------------
COMPUTER SOFTWARE - 8.9%
Automatic Data Processing, Inc.                                       25,250          1,121,352
EMC Corp. (a)                                                         33,550            459,300
Microsoft Corp.                                                       71,850          1,840,078
Oracle Corp. (a)                                                      42,050            571,039
SAP AG                                                                10,700            458,174
                                                                                  -------------
                                                                                      4,449,943
                                                                                  -------------
COMPUTERS - 3.0%
Dell, Inc. (a)                                                        36,800          1,489,296
                                                                                  -------------
CONSUMER PRODUCTS - 3.6%
Harman International Industries, Inc.                                  4,100            352,395
The Procter & Gamble Co. (l)                                          26,150          1,454,725
                                                                                  -------------
                                                                                      1,807,120
                                                                                  -------------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.4%
Danaher Corp.                                                          8,950            496,278
General Electric Co.                                                  50,062          1,727,139
                                                                                  -------------
                                                                                      2,223,417
                                                                                  -------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 4.0%
Linear Technology Corp.                                               11,650            452,719
Maxim Integrated Products, Inc.                                        8,650            362,176
Microchip Technology, Inc.                                            37,700          1,171,339
                                                                                  -------------
                                                                                      1,986,234
                                                                                  -------------
FINANCIAL SERVICES - 16.9%
American Express Co.                                                   8,900            489,500
Franklin Resources, Inc.                                              16,100          1,301,202
Goldman Sachs Group, Inc.                                              8,950            961,946
Legg Mason, Inc.                                                      13,300          1,358,594
Moody's Corp.                                                         11,000            520,410
Robert Half International, Inc.                                       21,350            723,552
SLM Corp.                                                             34,600          1,781,553
The Chicago Mercantile Exchange, Inc. (l)                              4,450          1,339,673
                                                                                  -------------
                                                                                      8,476,430
                                                                                  -------------
HEALTH CARE - 10.3%
DENTSPLY International, Inc.                                           7,100            395,825
Medtronic, Inc.                                                       20,700          1,116,558
Stryker Corp.                                                         14,850            803,237
UnitedHealth Group, Inc.                                              35,150          1,838,344
Zimmer Holdings, Inc. (a)(l)                                          12,200          1,004,792
                                                                                  -------------
                                                                                      5,158,756
                                                                                  -------------
HOTELS & LODGING - 2.4%
Las Vegas Sands Corp. (a)                                              6,700            269,474

Starwood Hotels & Resorts Worldwide, Inc.                             14,600            924,472
                                                                                  -------------
                                                                                      1,193,946
                                                                                  -------------
INTERNET RELATED - 4.6%
eBay, Inc. (a)                                                        11,800            493,004
Google, Inc., Class A (a)                                              4,800          1,381,248
Yahoo!, Inc. (a)                                                      12,400            413,416
                                                                                  -------------
                                                                                      2,287,668
                                                                                  -------------
LEISURE - 0.9%
Carnival Corp.                                                         8,750            458,500
                                                                                  -------------
MEDICAL & HEALTH PRODUCTS - 2.7%
Genentech, Inc. (a)                                                   15,229          1,360,407
                                                                                  -------------
OIL & GAS - 7.3%
Baker Hughes, Inc.                                                     9,700            548,438
Schlumberger Ltd.                                                     17,800          1,490,572
Smith International, Inc.                                             24,100          1,637,353
                                                                                  -------------
                                                                                      3,676,363
                                                                                  -------------
PHARMACEUTICALS - 6.9%
Alcon, Inc.                                                            7,500            859,125
Allergan, Inc.                                                         4,350            388,760
Johnson & Johnson                                                     28,550          1,826,058
Pfizer, Inc.                                                          13,800            365,700
                                                                                  -------------
                                                                                      3,439,643
                                                                                  -------------
RETAIL - 8.8%
Advance Auto Parts (a)                                                 8,850            610,295
Best Buy Co., Inc.                                                     4,650            356,190
Home Depot, Inc.                                                      20,750            902,832
Kohl's Corp. (a)                                                       4,950            278,933
Staples, Inc.                                                         22,775            518,587
Walgreen Co.                                                          36,767          1,759,668
                                                                                  -------------
                                                                                      4,426,505
                                                                                  -------------
TELECOMMUNICATIONS - 3.0%
Cisco Systems, Inc. (a)                                               34,950            669,292
QUALCOMM, Inc.                                                         9,250            365,283
Research In Motion Ltd. (a)                                            6,450            455,757
                                                                                  -------------
                                                                                      1,490,332
                                                                                  -------------
TRANSPORTATION - 1.0%
Expeditors International of Washington, Inc.                           9,450            520,223
                                                                                  -------------
TOTAL COMMON STOCKS (COST $42,972,050)                                               48,783,058
                                                                                  -------------
INVESTMENT COMPANIES - 4.7%
HSBC Investor Money Market Fund Class I Shares *                   2,360,059          2,360,059
                                                                                  -------------
TOTAL INVESTMENT COMPANIES (COST $2,360,059)                                          2,360,059
                                                                                  -------------

                                                                 PRINCIPAL
                                                                 AMOUNT($)           VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (7.7%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                          3,854,900          3,854,900
                                                                                  -------------
TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $3,854,900)                                              3,854,900
                                                                                  -------------


TOTAL INVESTMENTS(COST $49,187,009) - 109.7%                                         54,998,017
                                                                                  =============

_______________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(l)  All or a portion of the security was on loan as of July 31, 2005.

*  Investment in affiliate.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                  SHARES            VALUE($)
                                                               -------------      -------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 8.3%
Lockheed Martin Corp.                                                 28,000          1,747,200
Northrop Grumman Corp.                                                32,600          1,807,670
Raytheon Co.                                                          28,300          1,113,039
                                                                                  -------------
                                                                                      4,667,909
                                                                                  -------------
BANKING - 4.6%
Bank of America Corp. (l)                                             23,600          1,028,960
Wells Fargo & Co. (l)                                                 25,800          1,582,572
                                                                                  -------------
                                                                                      2,611,532
                                                                                  -------------
BUSINESS SERVICES - 2.5%
Pitney Bowes, Inc.                                                    32,100          1,431,018
                                                                                  -------------
COMPUTER SOFTWARE - 6.7%
Computer Associates International, Inc.                               87,100          2,390,895
Microsoft Corp.                                                       54,300          1,390,623
                                                                                  -------------
                                                                                      3,781,518
                                                                                  -------------
CONGLOMERATES - 2.1%
Loews Corp.                                                           14,200          1,187,546
                                                                                  -------------
CONSUMER PRODUCTS - 7.3%
Albertson's, Inc. (l)                                                  9,600            204,576
Altria Group, Inc.                                                    29,200          1,955,232
Kimberly-Clark Corp.                                                  31,000          1,976,560
                                                                                  -------------
                                                                                      4,136,368
                                                                                  -------------
DIVERSIFIED MANUFACTURING OPERATIONS - 2.1%
Ingersoll-Rand Co.                                                    14,900          1,164,733
                                                                                  -------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.7%
Agilent Technologies, Inc. (a)                                        78,700          2,065,088
                                                                                  -------------
FINANCIAL SERVICES - 17.6%
Citigroup, Inc.                                                       36,707          1,596,755
Countrywide Financial Corp.                                           76,600          2,757,599
Fannie Mae                                                            44,000          2,457,840
Genworth Financial, Inc., Class A                                     28,000            878,080
J.P. Morgan Chase & Co.                                               39,150          1,375,731
MGIC Investment Corp.                                                 11,800            809,244
                                                                                  -------------
                                                                                      9,875,249
                                                                                  -------------
GAS & ELECTRIC UTILITY - 1.4%
Dominion Resources, Inc.                                              11,000            812,460
                                                                                  -------------
INSURANCE - 9.5%
Aetna, Inc.                                                           19,800          1,532,520
AON Corp.                                                             43,200          1,099,008
Radian Group, Inc.                                                    28,100          1,449,398
The Hartford Financial Services Group, Inc.                           15,700          1,264,949
                                                                                  -------------
                                                                                      5,345,875
                                                                                  -------------
MEDIA - 5.0%
Liberty Media Corp., Class A (a)                                     100,350            882,077
Viacom, Inc., Class B                                                 58,100          1,945,769
                                                                                  -------------
                                                                                      2,827,846
                                                                                  -------------
METALS & MINING - 6.8%
Barrick Gold Corp.                                                    81,700          2,001,650
POSCO ADR                                                             11,800            588,820
Rio Tinto PLC ADR                                                      9,300          1,233,645
                                                                                  -------------
                                                                                      3,824,115
                                                                                  -------------

OIL & GAS - 11.7%
Burlington Resources, Inc.                                             9,500            609,045
ConocoPhillips                                                        14,082            881,392
Kerr-McGee Corp.                                                      33,589          2,694,174
Noble Energy, Inc.                                                    29,500          2,434,045
                                                                                  -------------
                                                                                      6,618,656
                                                                                  -------------
PAPER PRODUCTS - 1.5%
International Paper Co.                                               26,800            846,880
                                                                                  -------------
TELECOMMUNICATIONS - 5.9%
BellSouth Corp.                                                       36,050            994,980
Motorola, Inc.                                                        72,000          1,524,960
Sprint Corp.                                                          30,600            823,140
                                                                                  -------------
                                                                                      3,343,080
                                                                                  -------------
TRANSPORTATION - 2.1%
Union Pacific Corp.                                                   16,700          1,174,177
                                                                                  -------------
TOTAL COMMON STOCKS                                                                  55,714,050
                                                                                  -------------
INVESTMENT COMPANIES - 3.0%
HSBC Investor Money Market Fund Class I Shares *                   1,661,983          1,661,983
                                                                                  -------------
TOTAL INVESTMENT COMPANIES                                                            1,661,983
                                                                                  -------------

                                                                 PRINCIPAL
                                                                 AMOUNT($)          VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (2.9%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                          1,642,400          1,642,400
                                                                                  -------------
TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $1,642,400)                                              1,642,400
                                                                                  -------------



TOTAL INVESTMENTS (COST $51,480,206) - 104.7%                                        59,018,433
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(l)  All or a portion of the security was on loan as of July 31, 2005.

* Investment in affiliate

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                  SHARES            VALUE($)
                                                               -------------      -------------
COMMON STOCKS (96.1%)
AUSTRALIA (1.6%)
BlueScope Steel Ltd.                                                 218,300          1,541,825
Macquarie Airports                                                   699,400          1,770,577
Macquarie Infrastructure Group                                       154,500            464,831
                                                                                  -------------
                                                                                      3,777,233
                                                                                  -------------
AUSTRIA (0.8%)
Omv AG                                                                42,500          1,979,309
                                                                                  -------------
BELGIUM (1.7%)
Delhaize Group                                                        51,900          3,190,581
KBC Bankverzekeringsholding                                           11,300            899,624
                                                                                  -------------
                                                                                      4,090,205
                                                                                  -------------
BRAZIL (1.7%)
Braskem SA-Pref (a)                                                   40,000            382,235
CIA de Saneamento Basico do Estado de Sao Paulo                    7,710,000            468,994
Gerdau SA ADR                                                         50,100            520,539
Petroleo Brasileiro SA ADR                                            27,700          1,266,443
Unibanco GDR                                                          13,000            478,270
Usinas Siderurgicas de Minas Gerais SA                                30,200            541,579
Votorantim Celulos Papel SA ADR                                       34,250            412,713
                                                                                  -------------
                                                                                      4,070,773
                                                                                  -------------
CANADA (3.5%)
Bank of Nova Scotia                                                   96,500          3,292,641
Canadian Natural Resources                                             8,100            337,610
Manulife Financial Corp.                                              67,400          3,384,872
Teck Cominco Ltd., B shares                                           32,300          1,235,932
                                                                                  -------------
                                                                                      8,251,055
                                                                                  -------------
CHINA (0.1%)
China Petroleum & Chemical Corp.                                     592,000            258,096
                                                                                  -------------
FINLAND (0.5%)
Sampo OYJ, Class A                                                    77,000          1,177,663
                                                                                  -------------
FRANCE (10.7%)
Assurances Generales de France                                        44,600          3,749,566
BNP Paribas SA                                                        15,800          1,139,841
Credit Agricole SA                                                    75,900          2,075,817
France Telecom SA                                                     32,800          1,011,989
Renault SA                                                            55,300          5,061,886
Sanofi-Aventis                                                        57,800          4,989,833
Societe Generale                                                      33,700          3,678,246
Thomson                                                               58,900          1,331,644
Total SA, B Shares                                                     8,700          2,175,824
                                                                                  -------------
                                                                                     25,214,646
                                                                                  -------------
GERMANY (7.2%)
Continental AG                                                        51,400          3,988,914
E.ON AG                                                               31,000          2,864,491
Fresenius Medical Care AG                                             22,800          1,986,081
HeidelbergCement AG                                                   17,461          1,258,170
MAN AG                                                                66,000          3,070,355

Muenchener                                                            14,700          1,706,297
Rueckversicherungs-Gesellschaft AG

Siemens AG                                                            14,400          1,107,847
Volkswagen AG                                                         17,800            962,825
                                                                                  -------------
                                                                                     16,944,980
                                                                                  -------------
HUNGARY (0.4%)
MOL Magyar Olaj - es Gazipari Rt. GDR                                  9,600            964,800
                                                                                  -------------
IRELAND (0.7%)
Depfa Bank PLC                                                        96,470          1,554,283
                                                                                  -------------
ISRAEL (0.4%)
Bank Hapoalim Ltd.                                                   286,600            963,287
                                                                                  -------------
ITALY (2.0%)
ENI SpA                                                              166,500          4,717,539
                                                                                  -------------
JAPAN (22.1%)
Aiful Corp.                                                           14,850          1,068,986
Canon, Inc.                                                           75,400          3,709,147
East Japan Railway Co.                                                   102            500,112
Hitachi, Ltd.                                                        144,000            874,292
Honda Motor Co., Ltd.                                                 96,600          4,974,703
ITOCHU Corp.                                                         317,000          1,642,187
Japan Tobacco, Inc.                                                      240          3,408,438
JFE Holdings, Inc.                                                   121,400          3,127,252
Kobe Steel Ltd                                                       958,000          1,964,614
Kyocera Corp.                                                         11,400            803,309
Mitsui Chemicals, Inc.                                               310,000          1,873,718
Nippon Meat Packers, Inc.                                             89,000          1,015,158
Nippon Mining Holdings, Inc.                                         360,000          2,125,799
Nissan Motor Co., Ltd.                                               281,100          2,919,341
ORIX Corp.                                                            16,600          2,451,919
Promise Co., Ltd.                                                     16,000            971,265
Sanyo Shinpan Finance Co., Ltd.                                       26,900          1,888,408
Sega Sammy Holdings, Inc.                                             25,000          1,543,200
Sony Corp.                                                            12,510            409,211
Sumitomo Metal Industries, Ltd.                                      294,000            532,452
Sumitomo Mitsui Financial Group, Inc.                                    598          3,932,960
Takeda Pharmaceutical Co., Ltd.                                       21,500          1,098,551
The Tokyo Electric Power Co., Inc.                                    90,600          2,168,220
Tokyo Gas Co., Ltd.                                                  529,000          1,922,591
Toyota Motor Co.                                                      82,000          3,100,352
UFJ Holdings, Inc. (a)                                                   216          1,111,834
UNY Co., Ltd.                                                         90,000            953,601
                                                                                  -------------
                                                                                     52,091,620
                                                                                  -------------
LUXEMBOURG (2.2%)
Arcelor                                                              243,180          5,215,366
                                                                                  -------------
NETHERLANDS (5.1%)
ABN AMRO Holding NV                                                   44,453          1,106,447
European Aeronautic Defence and Space Co.                             79,660          2,668,755
ING Groep NV                                                         190,468          5,757,750
Royal Dutch Shell PLC, A Shares (a)                                   33,600          1,033,219
Royal Dutch Shell PLC, B Shares (a)                                   45,973          1,459,958
                                                                                  -------------
                                                                                     12,026,129
                                                                                  -------------
PHILLIPINES (0.3%)
Philippine Long Distance Telephone Co.                                21,000            607,528
                                                                                  -------------

SINGAPORE (2.4%)
Flextronics International Ltd. (a)                                   162,400          2,198,896
Singapore Telecommunications Ltd. (a)                              2,104,630          3,498,834
                                                                                  -------------
                                                                                      5,697,730
                                                                                  -------------
SOUTH AFRICA (1.0%)
ABSA Group LTD.                                                       40,500            563,594
Sanlam Ltd.                                                          615,600          1,155,467
Telkom South Africa Ltd.                                              28,000            534,036
                                                                                  -------------
                                                                                      2,253,097
                                                                                  -------------
SOUTH KOREA (2.4%)
Hyundai Motor Co., Ltd.                                               16,300          1,120,145
Industrial Bank of Korea GDR                                          88,300            970,417
Kookmin Bank ADR                                                      14,600            769,128
POSCO ADR                                                             34,200          1,706,580
Shinhan Financial Group Co., Ltd. ADR                                 19,450          1,167,389
                                                                                  -------------
                                                                                      5,733,659
                                                                                  -------------
SPAIN (3.3%)
Endesa SA                                                            155,800          3,484,816
Repsol SA                                                            155,000          4,329,109
                                                                                  -------------
                                                                                      7,813,925
                                                                                  -------------
SWEDEN (0.5%)
Svenska Cellusoa AB, B shares                                         31,500          1,066,031
                                                                                  -------------
SWITZERLAND (1.7%)
Credit Suisse Group                                                   81,100          3,390,465
Micronas Semiconductor Holding AG (a)                                 14,300            565,868
                                                                                  -------------
                                                                                      3,956,333
                                                                                  -------------
TAIWAN (1.4%)
China Steel Corp., GDR                                                43,470            727,253
Compal Electronics, Inc.                                             214,321          1,000,879
Far Eastone Telecommunications Co., Ltd.                              21,400            394,278
Gigabyte Technology Co., Ltd.                                        257,250            297,574
Taiwan Semiconductor Manufacturing Co., Ltd.                         491,143            818,610
                                                                                  -------------
                                                                                      3,238,594
                                                                                  -------------
THAILAND (0.3%)
PTT Public Company Ltd. PLC                                          121,400            641,865
                                                                                  -------------
TURKEY (0.1%)
Ford Otomotiv Sanayi AS                                               47,640            350,182
                                                                                  -------------
UNITED KINGDOM (22.0%)
Aviva PLC                                                            346,270          3,973,977
Barclays PLC                                                         403,200          3,945,341
BP PLC (a)                                                           692,800          7,623,177
Friends Provident PLC                                                317,390          1,014,205
George Wimpey PLC                                                    244,600          1,830,404
Glaxosmithkline PLC                                                  159,600          3,754,794
HBOS PLC (a)                                                         183,000          2,777,728
Intercontinental Hotels Group PLC                                    120,214          1,529,374
International Power PLC                                              300,000          1,117,073
Mitchells & Butlers PLC                                              119,800            749,358
Punch Taverns PLC                                                    185,000          2,433,530
Royal & Sun Alliance Insurance Group PLC                             736,000          1,168,510
Royal Bank of Scotland Group (a)                                      93,500          2,778,860
Sainsbury PLC                                                        410,062          2,013,537

Tate & Lyle PLC (a)                                                  235,000          1,912,584
Taylor Woodrow PLC                                                   361,600          2,153,985
Trinity Mirror PLC                                                   145,600          1,565,113
Vodafone Group PLC (a)                                             1,461,053          3,765,031
Whitbread PLC                                                        145,200          2,514,076
Xstrata PLC                                                          146,000          3,103,244
                                                                                  -------------
                                                                                     51,723,901
                                                                                  -------------
TOTAL COMMON STOCKS (COST $190,632,295)                                             226,379,829
                                                                                  -------------

SHORT-TERM INVESTMENTS (3.1%)
UNITED STATES (3.1%)
BCR Investors Cash Reserve                                         7,354,324          7,354,324
                                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,354,324)                                        7,354,324
                                                                                  -------------

RIGHTS & WARRANTS (0.0%)
UNITED KINGDOM (0.0%)
TI Automotive Ltd., Class A (a)                                      190,000                  0
                                                                                  -------------
TOTAL RIGHTS & WARRANTS (COST $0)                                                             0
                                                                                  -------------



TOTAL INVESTMENTS (COST $197,986,619) - 99.2%                                       233,734,153
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

INDUSTRY                                         PERCENT OF NET ASSETS
--------                                         ---------------------
Aerospace & Defense                                      1.1%
Automotive                                               9.5%
Banking & Financial Services                            20.7%
Building & Construction                                  2.2%
Chemicals                                                1.4%
Computer Related                                         0.6%
Drugs - Medical                                          4.6%
Electrical                                               2.3%
Electronic Components & Semiconductors                   2.4%
Energy                                                   0.5%
Food & Beverage                                          2.1%
Insurance                                                7.4%
Leisure                                                  1.7%
Manufacturing                                            4.7%
Metals & Mining                                          8.6%
Multimedia                                               1.2%
Oil & Gas                                               14.6%
Paper Products                                           0.6%
Repurchase Agreements                                    3.1%
Retail                                                   3.1%
Rights                                                   0.0%
Telecommunications                                       4.2%
Tobacco                                                  1.4%
Transportation Services                                  1.2%
                                                 =====================
Total Investments                                       99.2%
                                                 =====================

HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                                  SHARES            VALUE($)
                                                               -------------      -------------
COMMON STOCKS (98.6%)
ADVERTISING (2.1%)
Monster Worldwide, Inc. (a)                                          173,200          5,260,084
                                                                                  -------------
BANKING (4.0%)
East West Bancorporation, Inc.                                       125,500          4,329,750
Wintrust Financial Corp.                                             106,700          5,722,321
                                                                                  -------------
                                                                                     10,052,071
                                                                                  -------------
BIOTECHNOLOGY (4.1%)
Celgene Corp. (a) (l)                                                213,500         10,215,975
                                                                                  -------------
COMMERCIAL SERVICES (3.5%)
Alliance Data Systems Corp. (a)                                      137,800          5,866,146
ValueClick, Inc. (a)                                                 215,700          2,769,588
Zebra Technologies Corp., Class A (a)                                  4,600            179,400
                                                                                  -------------
                                                                                      8,815,134
                                                                                  -------------
COMPUTER SOFTWARE (6.7%)
CheckFree Corp. (a)                                                   67,700          2,292,322
Satyam Computer Services Ltd. ADR                                     96,700          2,763,686
SRA International, Inc., Class A (a)                                 176,300          6,558,360
Transaction Systems Architects, Inc., Class A (a)                    194,200          5,194,850
                                                                                  -------------
                                                                                     16,809,218
                                                                                  -------------
CONSULTING SERVICES (1.3%)
LECG Corp. (a)                                                       155,300          3,356,810
                                                                                  -------------
CONSUMER PRODUCTS (2.8%)
Nu Skin Enterprises, Inc.                                            129,800          3,065,876
Tempur-Pedic International, Inc. (a)(l)                              227,100          3,908,391
                                                                                  -------------
                                                                                      6,974,267
                                                                                  -------------
DIVERSIFIED MANUFACTURING OPERATIONS (8.5%)
Actuant Corp., Class A (a)                                            91,700          4,266,801
AMETEK, Inc.                                                         186,100          7,667,320
IDEX Corp.                                                           154,700          6,757,296
Roper Industries, Inc.                                                33,900          2,601,825
                                                                                  -------------
                                                                                     21,293,242
                                                                                  -------------
ELECTRONIC COMPONENTS & SEMICONDUCTORS (8.2%)
ATMI, Inc. (a)                                                       122,100          3,886,443
Cognos, Inc. (a)                                                      22,100            864,552
Power Integrations, Inc. (a)                                         149,800          3,460,380
Semtech Corp. (a)                                                    160,300          2,943,108
Thermo Electron Corp. (a)                                            194,200          5,798,812
Varian Semiconductor Equipment                                        90,000          3,736,800
                                                                                  -------------
Associates, Inc. (a)
                                                                                     20,690,095
                                                                                  -------------
ENVIRONMENTAL SERVICES (6.4%)
Pioneer Natural Resources Co.                                        123,000          5,329,590
Republic Services, Inc., Class A                                     172,300          6,245,875
Waste Connections, Inc. (a)                                          122,500          4,410,000
                                                                                  -------------
                                                                                     15,985,465
                                                                                  -------------
FINANCIAL SERVICES (1.8%)

Affiliated Managers Group, Inc. (a)                                   35,700          2,545,410
CapitalSource, Inc. (a) (l)                                          101,900          1,995,202
                                                                                  -------------
                                                                                      4,540,612
                                                                                  -------------
HEALTH CARE (16.9%)
Advanced Medical Optics, Inc. (a)(l)                                 125,400          5,212,878
CYTYC Corp. (a)                                                      175,900          4,390,464
Inamed Corp. (a)                                                      82,900          6,003,618
Kinetic Concepts, Inc. (a)                                            80,800          4,845,576
Manor Care, Inc.                                                     180,300          6,844,188
Omnicare, Inc.                                                       173,200          7,984,520
PacifiCare Health Systems, Inc. (a)                                   93,400          7,117,080
                                                                                  -------------
                                                                                     42,398,324
                                                                                  -------------
HOSPITALS (2.3%)
Triad Hospitals, Inc. (a)                                            116,500          5,786,555
                                                                                  -------------
HUMAN RESOURCES (0.0%)
Employee Solutions, Inc. (a)(b)                                        2,483                  1
                                                                                  -------------
INTERNET RELATED (2.0%)
Concur Technologies, Inc. (a)                                        253,200          2,792,796
RSA Security, Inc. (a)                                               178,100          2,306,395
                                                                                  -------------
                                                                                      5,099,191
                                                                                  -------------
OIL & GAS (15.9%)
Chesapeake Energy Corp.                                              325,000          8,485,750
Consol Energy, Inc. (l)                                              116,500          7,847,440
Denbury Resources, Inc. (a)(l)                                        96,100          4,497,480
Massey Energy Co.                                                    174,600          7,551,450
Peabody Energy Corp.                                                 100,200          6,587,148
Smith International, Inc.                                             72,600          4,932,444
                                                                                  -------------
                                                                                     39,901,712
                                                                                  -------------
PHARMACEUTICALS (0.8%)
Santarus, Inc. (a)(l)                                                372,400          2,055,648
                                                                                  -------------
RETAIL (7.5%)
Foot Locker, Inc.                                                    124,500          3,112,500
P.F. Chang's China Bistro, Inc. (a)                                   46,900          2,672,831
PETsMART, Inc.                                                        83,500          2,484,125
Talbots, Inc.                                                        113,700          3,885,129
Weight Watchers International, Inc. (a)                               41,000          2,329,620
Williams-Sonoma, Inc. (a)                                             97,100          4,287,936
                                                                                  -------------
                                                                                     18,772,141
                                                                                  -------------
TELECOMMUNICATIONS (3.8%)
Polycom, Inc. (a)                                                    312,400          5,176,468
Scientific-Atlanta, Inc.                                              75,500          2,906,750
Sonus Networks, Inc. (a)                                             310,400          1,502,336
                                                                                  -------------
                                                                                      9,585,554
                                                                                  -------------
TOTAL COMMON STOCKS (COST $190,341,707)                                             247,592,099
                                                                                  -------------

INVESTMENT COMPANIES (2.1%)
HSBC Investor Money Market Fund                                    5,206,328          5,206,328
                                                                                  -------------
Class I Shares *

TOTAL INVESTMENT COMPANIES (COST $5,206,328)                                          5,206,328
                                                                                  -------------


                                                                 PRINCIPAL
                                                                 AMOUNT($)           VALUE($)
                                                               -------------      -------------
SECURITIES HELD AS COLLATERAL FOR
SECURITIES ON LOAN (10.2%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                         25,498,200         25,498,200

TOTAL SECURITIES HELD AS COLLATERAL
FOR SECURITIES ON LOAN (COST $25,498,200)                                            25,498,200
                                                                                  -------------



TOTAL INVESTMENTS (COST $221,046,235) - 110.9%                                      278,296,627
                                                                                  =============

_____________

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(b)  Represents illiquid security.

(l)  All or a portion of the security was on loan as of July 31, 2005.

* Investment in Affiliate

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS: (UNAUDITED)            JULY 31, 2005

1. ORGANIZATION:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment company. The Trust contains the following funds:

     FUND                                                   SHORT NAME
     ----                                                   ----------
     HSBC Investor Limited Maturity Fund                    Limited Maturity Fund
     HSBC Investor Bond Fund                                Bond Fund
     HSBC Investor Growth Fund                              Growth Fund
     HSBC Investor Value Fund                               Value Fund
     HSBC Investor Overseas Equity Fund                     Overseas Equity Fund
     HSBC Investor Opportunity Fund                         Opportunity Fund
     HSBC Investor Aggressive Growth Strategy Fund          Aggressive Growth Fund
     HSBC Investor Growth Strategy Fund                     Growth Strategy Fund
     HSBC Investor Moderate Growth Strategy Fund            Moderate Growth Fund
     HSBC Investor Conservative Growth Strategy Fund        Conservative Growth Fund
     HSBC Investor Conservative Income Strategy Fund        Conservative Income Fund
     (collectively the "Feeder Funds")

     HSBC Investor New York Tax-Free Bond Fund              New York Tax-Free Bond Fund
     HSBC Investor Growth and Income Fund                   Growth and Income Fund
     HSBC Investor Mid-Cap Fund                             Mid-Cap Fund
     (collectively the "Funds")

     HSBC Investor Money Market Fund                        Money Market Fund
     HSBC Investor U.S. Government Money Market Fund        U.S. Government Money Market Fund
     HSBC Investor Tax-Free Money Market Fund               Tax-Free Money Market Fund
     HSBC Investor New York Tax-Free Money Market Fund      N.Y. Tax-Free Money Market Fund
     HSBC Investor U.S. Treasury Money Market Fund          U.S. Treasury Money Market Fund
     HSBC Investor California Tax-Free Money Market Fund    California Tax-Free Money Market Fund
     (collectively the "Money Market Funds")

The Trust contains the following separate series of funds: Aggressive Growth Fund, Growth Strategy Fund, Moderate Growth Fund, Conservative Growth Fund, and the Conservative Income Fund (individually a "Feeder Fund" and a "Lifeline Fund", collectively the "Lifeline Funds").

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (collectively the "Portfolios"):

     PORTFOLIO                                              SHORT NAME
     ---------                                              ----------
     HSBC Investor Limited Maturity Portfolio               Limited Maturity Portfolio
     HSBC Investor Fixed Income Portfolio                   Fixed Income Portfolio
     HSBC Investor Growth Portfolio                         Growth Portfolio
     HSBC Investor Value Portfolio                          Value Portfolio
     HSBC Investor International Equity Portfolio           International Equity Portfolio
     HSBC Investor Small Cap Equity Portfolio               Small Cap Equity Portfolio

The Feeder Funds utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below) and the HSBC Investor Money Market Fund (the "Money Market Fund"), per the following schedules:

                                                                                         PROPORTIONATE
                                                                                         INTEREST ON
FUND                             RESPECTIVE PORTFOLIO                                    JULY 31, 2005
----                             --------------------                                   ----------------
Limited Maturity Fund            HSBC Investor Limited Maturity Portfolio                    83.8%
Fixed Income Fund                HSBC Investor Fixed Income Portfolio                        73.9%
Bond Fund                        HSBC Investor Fixed Income Portfolio                        17.2%
Growth Fund                      HSBC Investor Growth Portfolio                              74.8%
Value Fund                       HSBC Investor Value Portfolio                               75.8%
International Equity Fund        HSBC International Equity Portfolio                         82.6%
Overseas Equity Fund             HSBC International Equity Portfolio                          9.9%
Small Cap Equity Fund            HSBC Small Cap Equity Portfolio                             80.8%
Opportunity Fund                 HSBC Small Cap Equity Portfolio                             11.7%


                            HSBC INVESTOR LIFELINE FUNDS PORTFOLIO WEIGHTINGS
                                     HSBC                        HSBC           HSBC             HSBC
                                   INVESTOR         HSBC       INVESTOR       INVESTOR         INVESTOR
                                  AGGRESSIVE      INVESTOR     MODERATE     CONSERVATIVE     CONSERVATIVE
                                    GROWTH         GROWTH       GROWTH         GROWTH           INCOME
                                   STRATEGY       STRATEGY     STRATEGY       STRATEGY         STRATEGY
     UNDERLYING PORTFOLIO            FUND           FUND         FUND           FUND             FUND
     --------------------        ------------     --------     --------     ------------     ------------
Money Market Fund                     1%             1%            6%            20%              30%
Fixed Income Portfolio               None           17%           31%            20%              25%
Limited Maturity Portfolio           None           None         None            15%              25%
Growth Portfolio                     21%            21%           19%            15%               8%
Value Portfolio                      21%            21%           18%            15%               8%
Small Cap Equity Portfolio           34%            20%           11%             5%              None
International Equity Portfolio       23%            20%           15%            10%               4%
                                 ------------------------------------------------------------------------
Total                               100%           100%          100%           100%             100%
                                 ========================================================================

The HSBC Investor Limited Maturity Portfolio, HSBC Investor Fixed Income Portfolios HSBC Investor Growth Portfolio, HSBC Investor Value Portfolio, HSBC Investor International Equity, and the HSBC Investor Small Cap Equity Portfolio (individually a "Portfolio", collectively the "Portfolios"), are diversified series of the HSBC Investor Portfolios (the "Portfolio Trust"), and like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedule of Portfolio Investments should be read in conjunction with the Schedule of Portfolio Investments of the Feeder Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Feeder Funds, Funds and Money Market Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

SECURITIES VALUATION:

A. NEW YORK TAX-FREE BOND FUND, GROWTH AND INCOME FUND, AND MID-CAP FUND

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Funds' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Funds' Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. FEEDER FUNDS

The Feeder Funds record their investments in their respective Portfolios at value. Securities of the Portfolios are recorded at value as more fully discussed in the following note.

C. PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. MONEY MARKET FUNDS

Investments of the Funds are valued at amortized cost, which approximates value, except for investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITIES TRANSACTIONS:

A. NEW YORK TAX-FREE BOND FUND, GROWTH AND INCOME FUND, MID-CAP FUND, PORTFOLIOS AND MONEY MARKET FUNDS

Changes in holdings of portfolio securities are reflected no later than the first business day following the trade date. However, for financial reporting purposes, portfolio securities are reflected as of trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

B. FEEDER FUNDS

The Feeder Funds record daily their pro-rata share of their respective Portfolio's income, expenses and realized and unrealized gains and losses. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Feeder Fund's share of such elements allocated from the Portfolio.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

FUTURES CONTRACTS:

A. NEW YORK TAX-FREE BOND FUND

The New York Tax-Free Bond Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the New York Tax-Free Bond Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the New York Tax-Free Bond Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

B. PORTFOLIOS

Each Portfolio may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

OPTIONS:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

REPURCHASE AGREEMENTS:

The Money Market Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Money Market Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

RESTRICTED SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At July 31, 2005, the Limited Maturity Portfolio and Fixed Income Portfolio held restricted securities representing 1.1% and 1.5% of net assets, respectively.

The restricted securities held as of July 31, 2005 are identified below:

                                                                           ACQUISITION    PRINCIPAL
                 SECURITY NAME                         ACQUISITION DATE     COST ($)      AMOUNT ($)     VALUE ($)
                 -------------                         ----------------    -----------    ----------     ---------
LIMITED MATURITY PORTFOLIO
Met Life Global Funding, 4.50%, 5/5/10                     4/27/2005         448,704        450,000       446,295
FIXED INCOME PORTFOLIO
DLJ Mortgage Acceptance Corp. IO 97 CF1 S 0.925%,          5/16/1997          38,720        555,550         6,748
5/15/30
FHA Weyerhauser, 7.43%, 1/1/24                             3/28/2002          74,535         78,572        80,979
Florida Windstorm, 7.125%, 2/25/19                         5/27/1999           7,910          8,000         9,366
Florida Windstorm, 7.125%, 2/25/19                          8/7/2000         141,274        150,000       175,615
Florida Windstorm, 7.125%, 2/25/19                        11/28/2000         427,187        450,000       526,844
PNC Institutional Capital Trust A, 7.95%, 12/15/26,         4/8/1997          95,171        100,000       106,888
Callable 12/15/06 @ 103.98
PNC Institutional Capital Trust A, 7.95%, 12/15/26,       12/23/1996          84,979         87,000        92,993
Callable 12/15/06 @ 103.98
Residential Capital Corp., 6.375%, 6/30/10                 6/22/2005       1,107,055      1,100,000     1,117,677

At July 31, 2005, the Mid Cap Fund held restricted securities representing 2.7% of net assets.

The restricted securities held as of July 31, 2005 are identified below:

                                                                           ACQUISITION
                 SECURITY NAME                         ACQUISITION DATE     COST ($)         SHARES     VALUE ($)
                 -------------                         ----------------    -----------       ------     ---------
MID CAP FUND
KKR Financial                                               5/5/2005         464,530         22,550       524,513
KKR Financial                                               5/9/2005         285,825         13,875       322,732
Adelphia                                                  12/19/2001           6,715         19,923             0


At July 31, 2005, the Money Market Fund held restricted securities representing 25.9% of net assets, the New York Tax-Free Money Market Fund held restricted securities representing 2.4% of net assets, and the California Tax-Free Money Market Fund held restricted securities representing 1.3% of net assets.

The restricted securities held as of July 31, 2005 are identified below:

                                                                         ACQUISITION      PRINCIPAL
             SECURITY NAME                           ACQUISITION DATE     COST ($)       AMOUNT ($)     VALUE ($)
             -------------                           ----------------    -----------     ----------   -----------
MONEY MARKET FUND
Goldman Sachs Group, 3.51%, 7/26/06                        7/26/2005     150,000,000    150,000,000   150,000,000
K2 (USA) LLC, 3.32%, 3/15/06                                3/7/2005      74,995,333     75,000,000    74,995,333
K2 (USA) LLC, 3.32%, 5/10/06                                5/3/2005      99,992,229    100,000,000    99,992,229
Merrill Lynch & Co., 3.37%, 7/3/06                         1/13/2004     150,000,000    150,000,000   150,000,000
Sigma Finance, Inc., 3.31%, 11/16/05                       11/8/2004      99,993,475    100,000,000    99,993,475
Sigma Finance, Inc., 3.31%, 2/8/06                         1/26/2005      49,994,781     50,000,000    49,994,781
Sigma Finance, Inc.  3.31%, 2/23/06                        2/10/2005      49,994,402     50,000,000    49,994,402

Stanfield Victoria Funding LLC, 3.32%,                     7/11/2005      49,992,911     50,000,000    49,992,911
7/12/06
Whistlejacket Capital LLC, 3.32%, 6/15/06                  6/29/2005      49,990,883     50,000,000    49,990,883
Whistlejacket Capital LLC, 3.32%, 7/18/06                  7/12/2005      49,990,000     50,000,000    49,990,374
White Pine Finance LLC, 3.36%, 12/6/05                     3/11/2005      40,000,000     40,000,000    40,000,000
White Pine Finance LLC, 3.41%, 10/25/05                     5/3/2005      80,000,000     80,000,000    80,000,000

N.Y. TAX-FREE MONEY MARKET FUND
Puerto Rico Electric Power Authority, 2.35%,               8/16/2002       3,300,000      3,300,000     3,300,000
7/1/29
Puerto Rico Public Finance Corp., 2.35%,                   7/30/2003       8,000,000      8,000,000     8,000,000
12/1/19

CALIFORNIA TAX-FREE MONEY MARKET FUND
California Pollution Control Financing                      7/1/2004       2,495,000      2,495,000     2,495,000
Authority Revenue, 2.38%, 6/1/06
Puerto Rico Public Finance Corp., 2.35%,                   7/30/2003       1,000,000      1,000,000     1,000,000
12/1/19

SECURITY LOANS:

To generate additional income, the Portfolios may lend up to 33 1/3% of their respective assets pursuant to agreements requiring the loan be continuously secured by any combination of cash, U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of HSBC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of July 31, 2005, the following Feeder Funds and Funds had collateral and loaned securities as follows:

                                                               VALUE OF
                                             VALUE OF           LOANED
SECURITY TYPE                               COLLATERAL        SECURITIES
-------------                              -----------       -----------
Growth and Income Fund                     $15,643,400       $15,158,299
Mid-Cap Fund                                 1,071,200         1,040,309
Growth Portfolio                             3,854,900         3,773,119
Value Portfolio                              1,642,400         1,585,232

The cash collateral received by the Portfolios was invested in a pooled account by HSBC Bank USA, and at July 31, 2005, the pooled account consisted of the following:

                                                                       MARKET       MATURITY      MATURITY
SECURITY TYPE                            SECURITY NAME                 VALUE          RATE          DATE
-------------                   --------------------------------    ------------    --------      --------
Repurchase Agreement            Nomura Securities International,    $451,629,513      3.29%       8/01/05
                                Inc.

FEDERAL INCOME TAX INFORMATION:

At July 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                      Net Unrealized
                                                               Tax Unrealized     Tax Unrealized       Appreciation
Fund Name                                     Tax Cost          Appreciation      (Depreciation)      (Depreciation)
---------                                     --------          ------------      -------------       -------------
New York Tax-Free Bond Fund                 $ 65,883,585        $ 2,727,409       $   (78,619)          $ 2,648,790
Growth and Income Fund                       125,138,308         13,820,761          (722,649)           13,098,112
Mid-Cap Fund                                  27,375,435          4,914,696          (155,631)            4,759,065
Limited Maturity Portfolio                    41,214,099            124,141          (278,714)             (154,573)
Fixed Income Portfolio                       146,048,553          2,067,768        (1,686,977)              380,791
Growth Portfolio                              49,461,942          5,970,006          (433,931)            5,536,075
Value Portfolio                               51,524,409          8,617,953        (1,123,929)            7,494,024
International Equity Portfolio               198,677,222         37,949,981        (2,893,050)           35,056,931
Small Cap Equity Portfolio                   222,869,993         59,698,358        (4,271,724)           55,426,634

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds
-------------------

By /s/ Richard A. Fabietti
   -----------------------
        Richard A. Fabietti
        President

Date September 28, 2005
     ------------------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard A. Fabietti
   -----------------------
        Richard A. Fabietti
        President

Date September 28, 2005
     ------------------

By /s/ Troy A. Sheets
   ------------------
        Troy A. Sheets
        Treasurer

Date September 28, 2005
     ------------------


                          STATEMENT OF DIFFERENCES

The section symbol shall be expressed as.................................. 'SS'